UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2012

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments (Unaudited)	4 - 5
Portfolio of Investments:
Touchstone Baron Small Cap Growth Fund	6
Touchstone Core Bond Fund	8
Touchstone High Yield Fund	14
Touchstone Large Cap Core Equity Fund	18
Touchstone Mid Cap Growth Fund	20
Touchstone Money Market Fund	22
Touchstone Third Avenue Value Fund	25
Touchstone Aggressive ETF Fund	26
Touchstone Conservative ETF Fund	27
Touchstone Enhanced ETF Fund	28
Touchstone Moderate ETF Fund	29
Statements of Assets and Liabilities	30 - 31
Statements of Operations	32 - 33
Statements of Changes in Net Assets	34 - 37
Financial Highlights	38 - 43
Notes to Financial Statements	44 - 55
Other Items	56 - 57
Privacy Protection Policy	58

2

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Tabular Presentation of Portfolios of Investments (Unaudited)

 June 30, 2012

The tables below provide each Fund’s credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Baron Small Cap Growth Fund

Sector Allocation	(% of Net Assets)
Consumer Discretionary	32.4%
Financials	19.5
Industrials	14.1
Information Technology	8.9
Health Care	8.1
Consumer Staples	7.0
Energy	4.4
Utilities	3.8
Telecommunication Services	1.8
Investment Funds	11.2
Other Assets/Liabilities (Net)	(11.2)
Total	100.0%

Touchstone Core Bond Fund

Credit Quality* (% of Investment Securities)

AAA/Aaa	60.2%
AA/Aa	2.9
A	8.7
BBB/Baa	12.9
BB/Ba	3.5
B	5.5
CCC/Caa	1.1
CC/Ca	0.4
NR	4.8
Total	100.0%

Touchstone High Yield Fund

Credit Quality*	(% of Investment Securities)
BBB/Baa	0.4%
BB/Ba	32.0
B	64.0
CCC/Caa	3.2
NR	0.4
Total	100.0%

Touchstone Large Cap Core Equity Fund

Sector Allocation	(% of Net Assets)
Information Technology	18.8%
Health Care	14.4
Industrials	14.1
Financials	12.9
Consumer Discretionary	12.4
Energy	10.8
Consumer Staples	7.0
Materials	4.2
Telecommunication Services	2.6
Utilities	1.1
Investment Funds	2.3
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund

Sector Allocation	(% of Net Assets)
Information Technology	22.5%
Consumer Discretionary	17.9
Industrials	15.1
Health Care	14.0
Energy	9.9
Materials	8.5
Financials	7.2
Consumer Staples	2.4
Investment Funds	4.5
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

Touchstone Money Market Fund

Credit Quality	(% of Investment Securities)
A-1/P-1/F-1	93.9%
FW1**	6.1
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	39.3%
Corporate Bonds	25.2
U.S. Government Agency
Obligations	14.4
Municipal Bonds	9.1
Repurchase Agreement	9.0
Time Deposit	1.5
Other Assets/Liabiliaties (Net)	1.5
Total	100.0%

TouchStone Third Avenue Value Fund

Sector Allocation	(% of Net Assets)
Financials	45.6%
Energy	13.2
Materials	11.5
Information Technology	10.5
Consumer Discretionary	7.8
Health Care	1.6
Industrials	0.6
Investment Funds	10.7
Other Assets/Liabilities (Net)	(1.5)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	7.0
Other Assets/Liabilities (Net)	(5.7)
Total	100.0%

Touchstone Conservative ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	3.2
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

Touchstone Enhanced ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	99.0%
Investment Funds	21.0
Other Assets/Liabilities (Net)	(20.0)
Total	100.0%

Touchstone Moderate ETF

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	3.4
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%

*	Composite of Standard & Poor's, Moody's and Fitch ratings.

**	Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by First Washington Advisors, Inc.

NR	- Not Rated

5

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%

Consumer Discretionary — 32.4%
Ameristar Casinos, Inc.	8,026	$142,622
Choice Hotels International, Inc.	14,500	578,985
DeVry, Inc.	10,000	309,700
Dick's Sporting Goods, Inc.	17,440	837,120
Interval Leisure Group, Inc.	5,278	100,335
LKQ Corp.*	16,000	534,400
Lumber Liquidators Holdings, Inc.†*	8,000	270,320
Morningstar, Inc.	2,210	127,826
Panera Bread Co. - Class A*	1,880	262,147
Peet's Coffee & Tea, Inc.†*	4,200	252,168
Penn National Gaming, Inc.*	9,885	440,772
Ralph Lauren Corp.	3,700	518,222
Strayer Education, Inc.†	2,240	244,205
Under Armour, Inc. - Class A*	5,550	524,364
Vail Resorts, Inc.	11,500	575,920
Wynn Resorts Ltd.	1,359	140,955
		5,860,061

Financials — 19.5%
Alexander's, Inc. REIT	800	344,888
Alexandria Real Estate Equities, Inc. REIT	2,500	181,800
Arch Capital Group Ltd.*	28,000	1,111,320
Carlyle Group LP†*	8,200	183,762
Cohen & Steers, Inc.†	7,423	256,168
Douglas Emmett, Inc. REIT	16,000	369,600
Eaton Vance Corp.†	8,000	215,600
Financial Engines, Inc.*	1,490	31,960
Green Dot Corp. - Class A†*	7,219	159,684
LaSalle Hotel Properties REIT	5,000	145,700
Manning & Napier, Inc.	8,735	124,299
Oaktree Capital Group LLC	1,493	52,778
Primerica, Inc.	13,000	347,490
		3,525,049

Industrials — 14.1%
Air Lease Corp.*	2,922	56,658
Colfax Corp.*	6,900	190,233
Copart, Inc.*	15,000	355,350
CoStar Group, Inc.*	5,700	462,840
Generac Holdings, Inc.	15,000	360,900
Genesee & Wyoming, Inc. - Class A*	12,000	634,080
Middleby Corp.*	3,000	298,830
Valmont Industries, Inc.	1,500	181,455
		2,540,346

Information Technology — 8.9%
Advent Software, Inc.*	9,000	243,990
Booz Allen-Hamilton Holding Corp.†	14,007	214,027
Cymer, Inc.*	1,197	70,563
MAXIMUS, Inc.	6,000	310,500
Pegasystems, Inc.	7,000	230,860
RealPage, Inc.*	10,000	231,600
SS&C Technologies Holdings, Inc.*	12,215	305,375
		1,606,915

Health Care — 8.1%
AMERIGROUP Corp.*	10,000	659,100
athenahealth, Inc.†*	1,200	95,004
CFR Pharmaceuticals SA 144a ADR	4,172	93,440
Community Health Systems, Inc.*	12,205	342,106
Edwards Lifesciences Corp*	1,915	197,820
IDEXX Laboratories, Inc.*	800	76,904
		1,464,374

Consumer Staples — 7.0%
Church & Dwight Co., Inc.	7,500	416,025
TreeHouse Foods, Inc.*	6,000	373,740
United Natural Foods, Inc.*	8,500	466,310
		1,256,075

Energy — 4.4%
CARBO Ceramics, Inc.†	2,640	202,567
SEACOR Holdings, Inc.*	2,500	223,450
SM Energy Co.	2,800	137,508
Targa Resources Corp.	5,500	234,850
		798,375

Utilities — 3.8%
ITC Holdings Corp.	10,000	689,100

Telecommunication Services — 1.8%
SBA Communications Corp. - Class A*	5,813	331,632
Total Common Stocks		$18,071,927

Investment Funds — 11.2%
Invesco Government & Agency
Portfolio**	1,921,499	1,921,499
Touchstone Institutional Money Market
Fund^	96,613	96,613
Total Investment Funds		$2,018,112

Total Investment Securities — 111.2%
(Cost $11,720,508)		$20,090,039

Liabilities in Excess of Other Assets — (11.2%)		(2,021,588)

Net Assets — 100.0%		$18,068,451

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $1,941,126.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

6

Touchstone Baron Small Cap Growth Fund (Continued)

Portfolio Abbreviations:

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

144a-	This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $93,440 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$18,071,927	$—	$—	$18,071,927
Investment
Funds	2,018,112	—	—	2,018,112
				$20,090,039

See accompanying notes to financial statements.

7

Portfolio of Investments

Touchstone Core Bond Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 29.3%

	Financials — 7.7%
$14,000	Ally Financial, Inc., 8.000%, 11/1/31	$16,176
225,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	230,610
250,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	257,927
200,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	209,689
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	345,705
3,839	CIT Group, Inc., 144a, 7.000%, 5/2/17	3,846
170,000	Citigroup, Inc., 5.500%, 4/11/13	174,807
250,000	Credit Suisse New York MTN,
	4.375%, 8/5/20	267,643
26,000	EDP Finance BV, 144a, 6.000%, 2/2/18	22,618
360,000	General Electric Capital Corp.,
	5.500%, 1/8/20	412,034
200,000	Goldman Sachs Group, Inc.,
	7.500%, 2/15/19	228,080
305,000	Health Care REIT, Inc., 6.125%, 4/15/20	339,525
260,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	268,477
300,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	315,154
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	21,760
40,000	MetLife, Inc., 10.750%, 8/1/39	55,900
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	248,592
48,000	MPT Operating Partnership LP/MPT
	Finance Corp., 6.875%, 5/1/21	50,040
32,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	34,160
26,000	PHH Corp., 9.250%, 3/1/16	27,625
245,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	316,359
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	302,597
		4,149,324

	Consumer Discretionary — 4.8%
10,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	11,025
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	27,000
15,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	16,312
5,000	Clear Channel Worldwide Holdings,
	Inc., 9.250%, 12/15/17	5,450
295,000	Comcast Corp., 5.700%, 7/1/19	350,609
17,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	18,339
36,000	CSC Holdings LLC, 8.625%, 2/15/19	41,580
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	196,284
18,000	DISH DBS Corp., 7.875%, 9/1/19	20,745
24,000	Entravision Communications Corp.,
	8.750%, 8/1/17	25,440
50,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	53,000
10,000	Exide Technologies, 8.625%, 2/1/18	7,888
50,000	Goodyear Tire & Rubber Co.,
	8.750%, 8/15/20	53,312
290,000	Home Depot, Inc., 5.950%, 4/1/41	377,304
18,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	16,425
10,000	Libbey Glass, Inc., 144a,
	6.875%, 5/15/20	10,275
25,000	Ltd. Brands, Inc., 5.625%, 2/15/22	25,750
76,000	Meritage Homes Corp.,
	7.150%, 4/15/20	79,040
275,000	News America, Inc., 6.900%, 3/1/19	338,138
6,000	Pulte Group, Inc., 6.375%, 5/15/33	4,950
20,000	Sabre, Inc., 144a, 8.500%, 5/15/19	20,300
59,000	Service Corp. International/US,
	8.000%, 11/15/21	67,702
61,000	Simmons Bedding Co., 144a,
	11.250%, 7/15/15	63,136
29,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	28,348
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,960
31,000	Tenneco, Inc., 7.750%, 8/15/18	33,635
300,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	318,412
19,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	21,138
24,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	25,440
225,000	Viacom, Inc., 6.250%, 4/30/16	262,325
78,000	Visteon Corp., 6.750%, 4/15/19	75,855
		2,608,117

	Energy — 4.3%
50,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	53,375
18,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	17,775
26,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	27,170
60,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20†	59,400
10,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	10,200
19,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	19,712
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,375
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,500
36,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	37,080

8

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 29.3% (Continued)

	Energy — (Continued)
$51,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	$50,618
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	231,439
300,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	314,242
77,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	77,000
27,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	25,852
29,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	29,725
29,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 144a,
	7.875%, 12/15/18	29,725
22,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	22,660
41,000	Linn Energy LLC/Linn Energy Finance
	Corp., 8.625%, 4/15/20	44,178
76,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	76,760
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,910
195,000	NuStar Logistics LP, 6.050%, 3/15/13	200,505
46,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	40,940
60,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	59,700
38,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	38,380
250,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	269,443
220,000	Phillips 66, 144a, 4.300%, 4/1/22	231,433
27,000	Pioneer Drilling Co., 9.875%, 3/15/18	28,350
17,000	Pioneer Drilling Co., 144a,
	9.875%, 3/15/18	17,850
140,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	172,278
70,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	73,675
7,000	Sabine Pass LNG LP, 7.500%, 11/30/16	7,350
33,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.375%, 8/1/22	32,918
		2,335,518

	Utilities — 2.6%
45,000	AES Corp. (The), 8.000%, 10/15/17	51,188
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,400
15,000	Calpine Corp., 144a, 7.875%, 7/31/20	16,538
215,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	245,149
155,000	CMS Energy Corp., 8.750%, 6/15/19	191,201
160,000	Enel Finance International NV, 144a,
	6.250%, 9/15/17	160,616
50,000	Intergen NV, 144a, 9.000%, 6/30/17	49,000
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	147,900
265,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	306,214
195,000	Rockies Express Pipeline LLC, 144a,
	6.250%, 7/15/13	200,362
		1,400,568

	Industrials — 2.5%
23,000	Accuride Corp., 9.500%, 8/1/18	23,690
11,676	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	12,493
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,242
7,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	7,022
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	315,967
7,000	BWAY Holding Co, 10.000%, 6/15/18	7,700
16,000	Calcipar SA, 144a, 6.875%, 5/1/18	15,760
21,000	Chrysler Group LLC/CG Co.-Issuer, Inc.,
	8.250%, 6/15/21	21,578
8,460	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	8,502
22,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	22,825
25,000	Gibraltar Industries, Inc., Ser B,
	8.000%, 12/1/15	25,562
14,000	Griffon Corp., 7.125%, 4/1/18	14,210
14,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	15,050
16,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	14,720
31,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	26,505
14,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	12,880
230,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	272,818
190,000	Republic Services, Inc.,
	3.800%, 5/15/18	203,266
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	3,810
10,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	9,350
35,000	ServiceMaster Co./TN,
	8.000%, 2/15/20	38,106

9

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 29.3% (Continued)

	Industrials — (Continued)
$18,000	Stena AB, 7.000%, 12/1/16	$17,910
16,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	17,760
225,000	Xstrata Canada Financial Corp., 144a,
	3.600%, 1/15/17	231,722
		1,380,448

	Telecommunication Services — 1.9%
225,000	AT&T, Inc., 6.550%, 2/15/39	289,580
45,000	CenturyLink, Inc., 6.450%, 6/15/21	46,826
46,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	48,645
30,000	Frontier Communications Corp.,
	8.125%, 10/1/18	31,875
40,000	Frontier Communications Corp.,
	8.500%, 4/15/20	42,400
14,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	14,525
52,000	NII Capital Corp., 7.625%, 4/1/21	44,590
11,000	NII Capital Corp., 8.875%, 12/15/19	9,969
11,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	11,852
12,000	Sprint Capital Corp., 6.875%, 11/15/28	9,660
66,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	73,755
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,630
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	349,887
41,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	33,108
		1,014,302

	Materials — 1.9%
29,000	AK Steel Corp., 7.625%, 5/15/20†	24,505
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	36,540
275,000	ArcelorMittal, 5.500%, 3/1/21	260,292
225,000	Barrick Gold Corp., 3.850%, 4/1/22	232,948
47,000	Cascades, Inc., 7.875%, 1/15/20	47,000
49,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	49,368
18,000	Koppers, Inc., 7.875%, 12/1/19	19,395
45,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	45,000
7,000	Novelis, Inc./GA, 8.375%, 12/15/17	7,490
9,000	PolyOne Corp., 7.375%, 9/15/20	9,562
50,000	Steel Dynamics, Inc., 7.750%, 4/15/16	51,500
137,000	Teck Resources Ltd., 10.750%, 5/15/19	164,742
30,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	29,925
7,000	Tembec Industries, Inc., 144a,
	11.250%, 12/15/18	6,982
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,000
8,000	Vulcan Materials Co., 7.500%, 6/15/21	8,800
		1,006,049

	Consumer Staples — 1.6%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	302,074
23,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	24,725
20,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	20,050
37,000	Del Monte Corp., 7.625%, 2/15/19	37,324
64,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	59,520
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	19,450
290,000	Kraft Foods, Inc., 4.125%, 2/9/16	315,783
52,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	54,860
15,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer LU, 144a, 7.750%, 10/15/16	15,788
		849,574

	Information Technology — 1.5%
50,000	Equinix, Inc., 7.000%, 7/15/21	55,000
17,000	Fidelity National Information Services,
	Inc., 144a, 5.000%, 3/15/22	17,298
19,000	First Data Corp., 144a, 8.875%, 8/15/20	20,568
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,312
470,000	IBM Corp., 1.250%, 2/6/17	471,233
100,000	Intel Corp., 3.300%, 10/1/21	106,902
58,000	Kemet Corp., 10.500%, 5/1/18	59,740
80,000	Viasat, Inc., 144a, 6.875%, 6/15/20	80,800
		816,853

	Health Care — 0.5%
17,000	Accellent, Inc., 8.375%, 2/1/17	17,212
37,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	38,295
39,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	40,365
56,000	HCA, Inc., 6.500%, 2/15/20	60,690
37,000	NBTY, Inc., 9.000%, 10/1/18	40,885
55,000	Res-Care, Inc., 10.750%, 1/15/19	60,912
		258,359
	Total Corporate Bonds	$15,819,112

	U.S. Treasury Obligations — 30.1%
1,010,000	U.S. Treasury Bond, 3.125%, 11/15/41	1,085,750
685,000	U.S. Treasury Bond, 3.125%, 2/15/42	735,732
750,000	U.S. Treasury Note, 0.250%, 3/31/14	749,121
145,000	U.S. Treasury Note, 0.875%, 4/30/17	146,099
1,435,000	U.S. Treasury Note, 1.000%, 3/31/17	1,454,731
2,965,000	U.S. Treasury Note, 1.750%, 5/15/22	2,994,997
3,015,000	U.S. Treasury Note, 2.000%, 2/15/22	3,116,521
5,330,000	United States Treasury Inflation
	Indexed Bonds, 1.250%, 4/15/14	5,982,599
	Total U.S. Treasury Obligations	$16,265,550

10

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	U.S. Government Mortgage-Backed
	Obligations — 15.7%
$212,498	FHLMC, Pool #A56988, 5.500%, 2/1/37	$231,225
436,991	FHLMC, Pool #A95946, 4.000%, 1/1/41	464,324
371,696	FHLMC, Pool #A96485, 4.500%, 1/1/41	397,601
365,781	FHLMC, Pool #G03217, 5.500%, 9/1/37	398,018
180,899	FHLMC, Pool #G03781, 6.000%, 1/1/38	198,531
394,868	FHLMC, Pool #G06031, 5.500%, 3/1/40	429,668
69,192	FNMA, Pool #254759, 4.500%, 6/1/18	74,504
19,911	FNMA, Pool #535290, 8.000%, 5/1/30	24,550
15,603	FNMA, Pool #561741, 7.500%, 1/1/31	19,066
102,855	FNMA, Pool #889734, 5.500%, 6/1/37	112,370
338,726	FNMA, Pool #899079, 5.000%, 3/1/37	366,686
175,991	FNMA, Pool #933806, 5.000%, 5/1/38	190,518
60,199	FNMA, Pool #974401, 4.500%, 4/1/23	65,292
91,334	FNMA, Pool #974403, 4.500%, 4/1/23	99,694
112,073	FNMA, Pool #984256, 5.000%, 6/1/23	121,276
89,854	FNMA, Pool #995220, 6.000%, 11/1/23	98,791
98,628	FNMA, Pool #995472, 5.000%, 11/1/23	106,403
305,852	FNMA, Pool #AB1149, 5.000%, 6/1/40	332,628
178,722	FNMA, Pool #AB1800, 4.000%, 11/1/40	192,861
431,816	FNMA, Pool #AD3795, 4.500%, 4/1/40	464,745
682,889	FNMA, Pool #AD9150, 5.000%, 8/1/40	745,930
1,025,800	FNMA, Pool #AE0548, 4.500%, 11/1/40	1,104,023
261,094	FNMA, Pool #AE0831, 6.000%, 9/1/39	287,725
487,127	FNMA, Pool #AE4429, 4.000%, 10/1/40	519,271
312,740	FNMA, Pool #AI0805, 4.500%, 7/1/41	337,175
336,827	FNMA, Pool #AI2999, 3.500%, 6/1/26	356,275
241,225	FNMA, Pool #AI6697, 3.000%, 9/1/26	253,046
4,041	GNMA, Pool #434792, 8.000%, 7/15/30	4,586
58,767	GNMA, Pool #748495, 4.000%, 8/15/40	64,381
20,004	GNMA, Pool #8503, 1.625%, 9/20/24(A)	20,689
350,000	GNMA, TBA	381,172
	Total U.S. Government
	Mortgage-Backed Obligations	$8,463,024

	Commercial Mortgage-Backed Securities — 15.7%
197,132	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	197,796
280,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-2, Class A3, 5.891%, 5/10/45(A)	286,038
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	393,501
286,683	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AAB, 5.422%, 1/15/49	304,493
448,738	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.757%, 4/10/49(A)	474,713
150,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2008-1, Class A3, 6.358%, 2/10/51(A)	161,604
575,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	633,536
278,205	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.876%, 9/11/38(A)††	288,546
230,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	240,260
550,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.906%, 6/11/40(A)††	628,869
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	149,074
245,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	253,319
253,838	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.454%, 11/10/45(A)	269,690
449,719	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	455,104
303,563	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	318,885
404,866	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.676%, 12/12/44(A)	415,640
390,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	395,392
669,253	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class ASB, 5.362%, 8/12/48	706,665
465,000	Morgan Stanley Capital I, Ser
	2006-HQ9, Class A3,
	5.712%, 7/12/44	472,727
540,911	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	568,293
505,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48††	525,274
330,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	350,628
	Total Commercial
	Mortgage-Backed Securities	$8,490,047

11

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage
	Obligations — 2.8%
$389,337	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-9, Class
	2A1, 5.500%, 10/25/35	$346,261
149,870	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33	149,719
519,770	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	502,318
227,299	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	165,910
45,564	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	3,089
260,507	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	224,370
165,915	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	128,396
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,520,063

	Asset-Backed Security — 0.4%
378,536	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	$214,683

	Sovereign Bond — 0.9%
500,000	Province of Quebec Canada, 2.750%,
	8/25/21	$517,188

	Agency Collateralized Mortgage
	Obligations — 0.9%
450,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	458,532
26,041	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	27,972
	Total Agency Collateralized
	Mortgage Obligations	$486,504

	Municipal Bonds — 0.8%

	California — 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	206,325

	Georgia — 0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	217,770
	Total Municipal Bonds	$424,095

		Market
Shares		Value

	Preferred Stocks — 0.4%

	Financials — 0.4%
1,363	Ally Financial, Inc., 7.375%	$32,262
7,900	Citigroup Capital VIII, 6.950%	197,026
	Total Preferred Stocks	$229,288

	Investment Funds — 3.7%
25,781	Invesco Government & Agency
	Portfolio**	25,781
1,957,003	Touchstone Institutional Money
	Market Fund^	1,957,003
	Total Investment Funds	$1,982,784

	Total Investment Securities —100.7%
	(Cost $53,252,204)	$54,412,338

	Liabilities in Excess of
	Other Assets — (0.7%)	(402,677)

	Net Assets — 100.0%	$54,009,661

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $25,252.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort WashinHgton Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

12

Touchstone Core Bond Fund (Continued)

144a -	This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $3,184,119 or 5.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$15,819,112	$—	$15,819,112
U.S. Treasury
Obligations	—	16,265,550	—	16,265,550
U.S.
Government
Mortgage-Backed
Obligations	—	8,463,024	—	8,463,024
Commercial
Mortgage-Backed
Securities	—	8,490,047	—	8,490,047
Non-Agency
Collateralized
Mortgage
Obligations	—	1,520,063	—	1,520,063
Asset-Backed
Security	—	214,683	—	214,683
Sovereign
Bond	—	517,188	—	517,188
Agency
Collateralized
Mortgage
Obligations	—	486,504	—	486,504
Municipal
Bonds	—	424,095	—	424,095
Preferred
Stocks	229,288	—	—	229,288
Investment
Funds	1,982,784	—	—	1,982,784
				$54,412,338

See accompanying notes to financial statements.

13

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 97.9%

	Energy — 20.3%
$364,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	$388,570
189,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	186,638
70,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	67,200
88,000	Bill Barrett Corp., 7.000%, 10/15/22	84,040
96,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	100,320
87,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20†	86,130
202,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	209,575
349,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	389,135
66,000	Consol Energy, Inc., 8.000%, 4/1/17	68,475
66,000	Consol Energy, Inc., 8.250%, 4/1/20	69,300
94,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	93,295
367,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	367,000
200,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	216,750
323,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	309,272
300,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	288,000
140,000	Forest Oil Corp., 7.250%, 6/15/19	128,450
315,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	322,875
141,000	Helix Energy Solutions Group, Inc.,
	144a, 9.500%, 1/15/16	147,698
88,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	93,720
50,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	53,875
95,000	Holly Energy Partners LP/Holly Energy
	Finance Corp., 8.250%, 3/15/18	100,700
132,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	135,960
215,000	Newfield Exploration Co.,
	5.625%, 7/1/24	219,838
219,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	194,910
300,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	298,500
145,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	146,450
284,000	Pioneer Drilling Co., 9.875%, 3/15/18	298,200
330,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	346,500
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	175,140
250,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	270,000
8,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	8.250%, 7/1/16	8,320
		5,864,836

	Consumer Discretionary — 17.2%
189,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	208,372
12,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	12,420
65,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	69,225
155,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	167,400
163,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	181,745
340,000	Cequel Communications Holdings I
	LLC and Cequel Capital Corp., 144a,
	8.625%, 11/15/17	366,350
163,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	159,332
27,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	25,852
155,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	167,206
65,000	CSC Holdings LLC, 8.625%, 2/15/19	75,075
140,000	DISH DBS Corp., 7.875%, 9/1/19	161,350
237,000	Entravision Communications Corp.,
	8.750%, 8/1/17	251,220
196,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	207,760
147,000	Exide Technologies, 8.625%, 2/1/18†	115,946
326,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	347,598
127,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	115,888
50,000	Jarden Corp., 8.000%, 5/1/16	54,500
106,000	Libbey Glass, Inc., 144a,
	6.875%, 5/15/20	108,915
112,000	Ltd. Brands, Inc., 5.625%, 2/15/22	115,360
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	109,200
335,000	Penske Automotive Group, Inc.,
	7.750%, 12/15/16	347,562
108,000	Pulte Group, Inc., 6.375%, 5/15/33	89,100
28,000	Pulte Group, Inc., 7.875%, 6/15/32	26,600
90,000	Quebecor Media, Inc., 7.750%, 3/15/16	92,475
60,000	Quebecor Media, Inc., 7.750%, 3/15/16	61,650

14

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 97.9% (Continued)

	Consumer Discretionary — (Continued)
$74,000	Sabre, Inc., 144a, 8.500%, 5/15/19	$75,110
129,000	Sealy Mattress Co., 8.250%, 6/15/14†	127,388
93,000	ServiceMaster Co./TN,
	8.000%, 2/15/20	101,254
290,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	283,475
71,000	Tenneco, Inc., 6.875%, 12/15/20	76,680
101,000	Tenneco, Inc., 7.750%, 8/15/18	109,585
125,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	139,062
148,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	156,880
250,000	Visteon Corp., 6.750%, 4/15/19	243,125
		4,950,660

	Industrials — 15.1%
88,020	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	94,181
264,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	279,180
100,000	BE Aerospace, Inc., 8.500%, 7/1/18	109,375
150,000	Belden, Inc., 7.000%, 3/15/17	154,500
61,000	BWAY Holding Co, 10.000%, 6/15/18	67,100
145,000	Case New Holland, Inc.,
	7.875%, 12/1/17	167,475
400,000	Cenveo Corp., 8.875%, 2/1/18	358,000
216,000	Chrysler Group LLC/CG Co.-Issuer, Inc.,
	8.250%, 6/15/21	221,940
130,069	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	130,719
222,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	230,325
110,000	Griffon Corp., 7.125%, 4/1/18	111,650
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	95,000
173,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	185,975
231,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	212,520
120,000	Moog, Inc., 7.250%, 6/15/18	127,200
492,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	492,000
197,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	168,435
134,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	123,280
29,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	27,622
76,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	71,060
75,000	Stena AB, 7.000%, 12/1/16	74,625
283,000	Tutor Perini Corp., 7.625%, 11/1/18	283,708
113,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	125,430
33,000	UR Financing Escrow Corp., 144a,
	5.750%, 7/15/18	34,320
157,000	UR Financing Escrow Corp., 144a,
	7.375%, 5/15/20	164,065
227,000	UR Financing Escrow Corp., 144a,
	7.625%, 4/15/22	237,782
		4,347,467

	Telecommunication Services — 13.9%
17,000	CenturyLink, Inc., 6.450%, 6/15/21	17,691
230,000	CenturyLink, Inc., 7.650%, 3/15/42	223,229
72,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	74,880
248,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	252,960
124,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	131,130
364,000	Frontier Communications Corp.,
	8.500%, 4/15/20	385,840
500,000	GCI, Inc., 8.625%, 11/15/19	523,750
169,000	Intelsat Jackson Holdings SA,
	7.250%, 4/1/19	177,450
114,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	118,275
260,000	NII Capital Corp., 7.625%, 4/1/21	222,950
145,000	NII Capital Corp., 8.875%, 12/15/19	131,406
384,000	Sprint Capital Corp., 6.875%, 11/15/28	309,120
267,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	298,372
41,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	44,690
300,000	Videotron Ltee, 144a, 5.000%, 7/15/22	304,500
279,000	West Corp., 8.625%, 10/1/18	295,740
94,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	75,905
114,000	Windstream Corp., 7.500%, 4/1/23	116,850
250,000	Windstream Corp., 7.750%, 10/15/20	265,000
29,000	Windstream Corp., 7.875%, 11/1/17	31,610
		4,001,348

	Materials — 8.5%
91,000	AK Steel Corp., 7.625%, 5/15/20†	76,895
312,000	Aleris International, Inc.,
	7.625%, 2/15/18	316,680
228,000	Cascades, Inc., 7.750%, 12/15/17	229,710
268,000	Cascades, Inc., 7.875%, 1/15/20	268,000
300,000	JMC Steel Group, 144a,
	8.250%, 3/15/18	297,750
211,000	Koppers, Inc., 7.875%, 12/1/19	227,352
424,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	424,000
75,000	Novelis, Inc./GA, 8.375%, 12/15/17	80,250
53,000	PolyOne Corp., 7.375%, 9/15/20	56,312

15

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 97.9% (Continued)

	Materials — (Continued)
$208,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	$207,480
41,000	Tembec Industries, Inc., 144a,
	11.250%, 12/15/18	40,898
81,000	US Concrete, Inc., 144a,
	9.500%, 8/31/15	85,354
135,000	Vulcan Materials Co., 7.500%, 6/15/21	148,500
		2,459,181

	Health Care — 6.0%
352,000	Accellent, Inc., 8.375%, 2/1/17	356,400
200,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	207,000
500,000	HCA Holdings, Inc., 7.750%, 5/15/21	536,250
282,000	Omnicare, Inc., 7.750%, 6/1/20	307,380
300,000	Res-Care, Inc., 10.750%, 1/15/19	332,250
7,000	Universal Hospital Services, Inc.,
	4.121%, 6/1/15(A)	6,650
		1,745,930

	Information Technology — 5.2%
238,000	Equinix, Inc., 8.125%, 3/1/18	263,585
89,000	Fidelity National Information Services,
	Inc., 144a, 5.000%, 3/15/22	90,558
153,000	First Data Corp., 144a, 8.875%, 8/15/20	165,622
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	32,938
484,000	Kemet Corp., 10.500%, 5/1/18	498,520
427,000	Viasat, Inc., 8.875%, 9/15/16	456,890
		1,508,113

	Consumer Staples — 5.0%
287,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	308,525
169,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	169,422
160,000	Ingles Markets, Inc., 8.875%, 5/15/17	174,200
422,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	392,460
58,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	61,190
310,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC, 144a,
	7.750%, 10/15/16	326,275
		1,432,072

	Financials — 4.1%
200,000	Ally Financial, Inc., 5.500%, 2/15/17	203,148
100,000	Ally Financial, Inc., 8.000%, 11/1/31	115,545
28,409	CIT Group, Inc., 144a, 7.000%, 5/2/17	28,463
107,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	116,095
22,000	EDP Finance BV, 144a, 6.000%, 2/2/18	19,138
113,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	153,680
256,000	MPT Operating Partnership LP/MPT
	Finance Corp., 6.875%, 5/1/21	266,880
147,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	156,922
104,000	PHH Corp., 9.250%, 3/1/16	110,500
		1,170,371

	Utilities — 2.6%
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	163,500
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	52,020
350,000	Intergen N.V., 144a, 9.000%, 6/30/17	343,000
85,000	North American Energy Alliance LLC /
	North American Energy Alliance
	Finance Corp., 10.875%, 6/1/16	93,288
85,000	NRG Energy, Inc., 7.875%, 5/15/21	85,850
		737,658
	Total Corporate Bonds	$28,217,636

Shares

	Preferred Stocks — 0.5%

	Financials — 0.5%
4,685	Ally Financial, Inc., 7.375%	$110,895
762	Countrywide Capital V, 7.000%	18,936
	Total Preferred Stocks	129,831

	Investment Funds — 1.5%
415,654	Invesco Government & Agency
	Portfolio**	415,654
18,853	Touchstone Institutional Money
	Market Fund^	18,853
	Total Investment Funds	$434,507

	Total Investment Securities —99.9%
	(Cost $28,419,166)	$28,781,974

	Other Assets in
	Excess of Liabilities — 0.1%	32,216

	Net Assets — 100.0%	$28,814,190

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $402,295.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

16

Touchstone High Yield Fund (Continued)

Portfolio Abbreviations:

144A -	This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $8,061,056 or 28.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$28,217,636	$—	$28,217,636
Preferred
Stocks	129,831	—	—	129,831
Investment
Funds	434,507	—	—	434,507
				$28,781,974

See accompanying notes to financial statements.

17

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.3%

Information Technology — 18.8%
Broadcom Corp. - Class A	17,894	$604,817
Google, Inc. - Class A*	1,384	802,817
Intel Corp.	22,896	610,178
International Business Machines Corp.	4,525	885,000
Microsoft Corp.	19,315	590,846
Oracle Corp.	28,991	861,033
Qualcomm, Inc.	15,186	845,556
TE Connectivity Ltd. (Switzerland)	21,837	696,819
Xilinx, Inc.	20,551	689,897
		6,586,963

Health Care — 14.4%
Abbott Laboratories	8,120	523,496
Bristol-Myers Squibb Co.	15,201	546,476
Covidien PLC (Ireland)	9,600	513,600
Express Scripts Holding Co.*	12,842	716,969
Laboratory Corp. of America Holdings*	3,760	348,214
McKesson Corp.	9,497	890,344
Novartis AG ADR	6,490	362,791
Pfizer, Inc.	15,730	361,790
UnitedHealth Group, Inc.	13,332	779,922
		5,043,602

Industrials — 14.1%
Caterpillar, Inc.	2,710	230,106
Cummins, Inc.	4,100	397,331
Danaher Corp.	11,238	585,275
Eaton Corp.	10,686	423,486
General Electric Co.	18,150	378,246
Illinois Tool Works, Inc.	12,046	637,113
Norfolk Southern Corp.	4,790	343,778
Union Pacific Corp.	8,707	1,038,832
United Technologies Corp.	12,215	922,599
		4,956,766

Financials — 12.9%
Aflac, Inc.	19,477	829,525
American Express Co.	14,134	822,740
BlackRock, Inc.	4,580	777,776
Capital One Financial Corp.	6,500	355,290
JPMorgan Chase & Co.	7,210	257,613
MetLife, Inc.	12,862	396,793
NYSE Euronext	11,980	306,448
State Street Corp.	17,466	779,682
		4,525,867

Consumer Discretionary — 12.4%
Coach, Inc.	10,320	603,514
GameStop Corp. - Class A†	12,602	231,373
Genuine Parts Co.	6,992	421,268
Home Depot, Inc.	9,148	484,753
McDonald's Corp.	11,211	992,510
Ross Stores, Inc.	12,688	792,619
Yum! Brands, Inc.	12,649	814,849
		4,340,886

Energy — 10.8%
Chevron Corp.	8,828	931,354
ConocoPhillips	10,735	599,872
Ensco PLC - Class A	20,287	952,880
Marathon Oil Corp.	23,323	596,369
Marathon Petroleum Corp.	12,341	554,358
Phillips 66*	5,367	178,399
		3,813,232

Consumer Staples — 7.0%
Altria Group, Inc.	19,100	659,905
PepsiCo, Inc.	8,377	591,919
Philip Morris International, Inc.	13,872	1,210,471
		2,462,295

Materials — 4.2%
BHP Billiton Ltd. ADR†	4,005	261,526
Freeport-McMoRan Copper & Gold, Inc.	10,495	357,565
Praxair, Inc.	7,832	851,573
		1,470,664

Telecommunication Services — 2.6%
AT&T, Inc.	11,975	427,028
Vodafone Group PLC ADR	17,416	490,783
		917,811

Utilities — 1.1%
NextEra Energy, Inc.	5,600	385,336
Total Common Stocks		$34,503,422

Investment Funds — 2.3%
Invesco Government & Agency
Portfolio**	221,331	221,331
Touchstone Institutional Money Market
Fund^	577,319	577,319
Total Investment Funds		$798,650

Total Investment Securities — 100.6%
(Cost $29,751,927)		$35,302,072

Liabilities in Excess of Other Assets — (0.6%)		(224,950)

Net Assets — 100.0%		$35,077,122

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $223,276.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

18

Touchstone Large Cap Core Equity Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$34,503,422	$—	$—	$34,503,422
Investment
Funds	798,650	—	—	798,650
				$35,302,072

See accompanying notes to financial statements.

19

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 97.5%

Information Technology — 22.5%
Alliance Data Systems Corp.*	5,010	$676,350
Analog Devices, Inc.	5,470	206,055
Autodesk, Inc.*	13,780	482,162
Avago Technologies Ltd. (Singapore)	6,560	235,504
Check Point Software Technologies Ltd.
(Israel)*	8,880	440,359
Gartner, Inc.*	8,740	376,257
KLA-Tencor Corp.	1,120	55,159
Lam Research Corp.*	3,200	120,768
NICE Systems Ltd. ADR*	13,340	488,244
ON Semiconductor Corp.*	26,230	186,233
Red Hat, Inc.*	7,570	427,554
Salesforce.com, Inc.*	4,010	554,423
Teradata Corp.*	7,750	558,078
VeriFone Systems, Inc.*	2,840	93,976
		4,901,122

Consumer Discretionary — 17.9%
Bed Bath & Beyond, Inc.*	5,350	330,630
Coach, Inc.	7,170	419,302
Discovery Communications, Inc. - Class
A*	9,370	505,980
Dollar General Corp.*	7,290	396,503
Lear Corp.	4,800	181,104
Mattel, Inc.	10,300	334,132
Nordstrom, Inc.	7,570	376,153
NVR, Inc.*	627	532,950
Penn National Gaming, Inc.*	7,210	321,494
Starwood Hotels & Resorts Worldwide,
Inc.	3,100	164,424
Wynn Resorts Ltd.	3,180	329,830
		3,892,502

Industrials — 15.1%
Cooper Industries PLC	2,750	187,495
Dover Corp.	4,460	239,101
Embraer SA ADR	10,930	289,973
IDEX Corp.	10,910	425,272
IHS, Inc. - Class A*	2,430	261,784
JB Hunt Transport Services, Inc.	7,200	429,120
Precision Castparts Corp.	2,900	477,021
Stanley Black & Decker, Inc.	7,320	471,115
Triumph Group, Inc.	4,660	262,218
United Rentals, Inc.†*	7,270	247,471
		3,290,570

Health Care — 14.0%
Cooper Cos., Inc. (The)	5,070	404,383
DENTSPLY International, Inc.	11,610	438,974
Hologic, Inc.*	26,670	481,127
Mettler-Toledo International, Inc.*	1,940	302,349
United Therapeutics Corp.*	7,590	374,794
Vertex Pharmaceuticals, Inc.*	8,280	463,018
Warner Chilcott PLC - Class A (Ireland)*	13,480	241,562
Watson Pharmaceuticals, Inc.*	4,510	333,695
		3,039,902

Energy — 9.9%
CONSOL Energy, Inc.	6,750	$204,120
Denbury Resources, Inc.*	19,185	289,885
Ensco PLC - Class A	6,860	322,214
Tesoro Corp.*	18,830	469,997
Valero Energy Corp.	19,580	472,857
Weatherford International Ltd.
(Switzerland)*	31,380	396,329
		2,155,402

Materials — 8.5%
Albemarle Corp.	7,000	417,480
Crown Holdings, Inc.*	10,420	359,386
Ecolab, Inc.	9,270	635,273
Solutia, Inc.	15,730	441,226
		1,853,365

Financials — 7.2%
Ameriprise Financial, Inc.	9,570	500,128
CBRE Group, Inc. -Class A*	20,720	338,979
Discover Financial Services	11,490	397,324
Willis Group Holdings PLC	8,710	317,828
		1,554,259

Consumer Staples — 2.4%
Ralcorp Holdings, Inc.*	7,880	525,911
Total Common Stocks		$21,213,033

Investment Funds — 4.5%
Invesco Government & Agency
Portfolio**	191,585	191,585
Touchstone Institutional Money Market
Fund^	786,723	786,723
Total Investment Funds		$978,308

Total Investment Securities — 102.0%
(Cost $20,592,163)		$22,191,341

Liabilities in Excess of Other Assets — (2.0%)		(436,097)

Net Assets — 100.0%		$21,755,244

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $198,828.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

20

Touchstone Mid Cap Growth Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$21,213,033	$—	$—	$21,213,033
Investment
Funds	978,308	—	—	978,308
				$22,191,341

See accompanying notes to financial statements.

21

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 25.2%
$100,000	Credit Suisse MTN	3.450	07/02/12	$100,008
890,000	486 Lesser Street LLC	0.300	07/06/12	890,000
375,000	Diaz-Upton LLC	0.260	07/06/12	375,000
880,000	FBC Chemical Corp.(A)	0.290	07/06/12	880,000
281,000	Fitch Denny Funeral Home, Inc.	0.360	07/06/12	281,000
165,000	Hopewell Development Co.	0.290	07/06/12	165,000
235,000	JL Capital One LLC	0.260	07/06/12	235,000
933,000	M&P Richfield LLC	0.240	07/06/12	933,000
965,000	Miarko, Inc.	0.240	07/06/12	965,000
941,000	Mill Street Village LLC	0.360	07/06/12	941,000
1,013,000	WAI Enterprises LLC	0.450	07/06/12	1,013,000
940,000	Westar Medical Office Building LP	0.240	07/06/12	940,000
500,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	503,353
200,000	General Electric Capital Corp. MTN	5.250	10/19/12	202,657
530,000	Wells Fargo & Co.	5.250	10/23/12	537,482
200,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	202,870
361,000	General Electric Capital Corp.	2.800	01/08/13	365,229
181,000	General Electric Capital Corp.	5.450	01/15/13	185,700
700,000	Bank of Nova Scotia	2.250	01/22/13	705,276
750,000	Toyota Motor Credit Corp. MTN(A)	0.666	01/24/13	750,000
559,000	General Electric Co.	5.000	02/01/13	573,542
695,000	International Business Machines Corp.	7.500	06/15/13	743,559
500,000	Bank of Montreal	2.125	06/28/13	507,999
100,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	104,663
	Total Corporate Bonds			$13,100,338

	Municipal Bonds — 9.1%
610,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	610,132
200,000	Butler Co OH BANS (Fiber Optic Impt) LTGO Ser 2011	0.900	08/02/12	200,000
500,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	500,183
500,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	500,470
115,000	Harris Co TX Prerefunded (Perm Impt) LTGO Ser 2002	5.000	10/01/12	116,269
500,000	WY OH CSD BANS (Sch Impt) UTGO Ser 2012	1.500	10/23/12	501,552
600,000	AMP OH, Inc. BANS (Var Purp) Ser 2011	1.250	10/25/12	600,478
400,000	Lake Central IN Multi-Dist Sch BANS (1st Mtge) Ser 2012	1.000	12/28/12	400,000
200,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	200,694
300,000	Mason OH EDR (Al Neyer Inc.) Ser 1992	1.750	01/31/13	301,043
400,000	Miami Twp OH Montgomery Co (Park Acq & Impt) LTGO Ser 2012	1.375	03/28/13	401,246
300,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	300,000
100,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	100,247
	Total Municipal Bonds			$4,732,314

	U.S. Government Agency Obligations — 14.4%
1,649,123	Overseas Private Investment Corp.(A)	0.180	07/06/12	1,649,123
1,033,727	Overseas Private Investment Corp.(A)	0.180	07/06/12	1,033,727
782,651	Overseas Private Investment Corp.(A)	0.190	07/06/12	782,651
3,000,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	3,000,000
500,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	500,000
500,000	Overseas Private Investment Corp.	0.480	07/31/12	502,166
	Total U.S. Government Agency Obligations			$7,467,667

22

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Time Deposit — 1.5%
$800,000	Royal Bank of Canada/NY	0.660	07/02/12	$800,000

	Variable Rate Demand Notes — 39.3%
1,200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.140	07/02/12	1,200,000
1,200,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B3 (SPA: US Bank NA)	0.160	07/02/12	1,200,000
1,100,000	Lincoln Co WY PCR (Dates Exxon) Ser 1984 A	0.140	07/02/12	1,100,000
400,000	MS St Business Fin Co (Chevron Corp.) Ser 2007 A	0.150	07/02/12	400,000
1,000,000	OH St Hgr Edl Facs Rev (Case Western Rsrv) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.190	07/02/12	1,000,000
1,600,000	OH St Wtr Dev Auth (FirstEnergy) Ser 2010 C (LOC: UBS AG)	0.190	07/02/12	1,600,000
500,000	Orange Co FL Sch Brd COP Ser 2008 E (LOC: Wells Fargo Bank NA)	0.190	07/02/12	500,000
700,000	Pitkin Co IDR (Aspen Skiing Co.) Ser 1994 A (LOC: JP Morgan Chase Bank NA)	0.180	07/02/12	700,000
1,200,000	Sarasota Co FL Pub Hosp Dist (Sarasota Mem Hospital) Ser 2008 A (LOC: Northern Trust Company)	0.160	07/02/12	1,200,000
1,000,000	VT St Edl & Hlth Bldgs (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.190	07/02/12	1,000,000
1,300,000	WI St Hlth & Edl Facs (Bay Area Med Ctr Inc.) Ser 2008 (LOC: BMO Harris Bank NA)	0.170	07/02/12	1,300,000
200,000	Alameda Co CA IDA Rev (Ettore Prods Co.) Ser 2005 B (LOC: Comerica Bank)	0.390	07/06/12	200,000
495,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.260	07/06/12	495,000
340,000	CA St Enterprise Dev Auth IDR (Tri Tool Inc.) Ser 2007 B (LOC: Comerica Bank)	0.440	07/06/12	340,000
375,000	CA St Infra & Econ Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.440	07/06/12	375,000
490,000	CA St Statewide CDA MFH (Hsg Sunrise) Ser 2000 B-T (LIQ: FNMA)	0.240	07/06/12	490,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH (Ref Windridge) Ser 2003 B (LIQ: FNMA)	0.380	07/06/12	250,000
800,000	IL St Dev Fin Auth IDR (Toyal America Inc.) Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.250	07/06/12	800,000
420,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.500	07/06/12	420,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.260	07/06/12	240,000
1,135,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.310	07/06/12	1,135,000
370,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.780	07/06/12	370,000
45,000	NJ St Econ Dev Auth Rev (Cascade Corp.) Ser 2008 C (LOC: Bank of America NA)	1.250	07/06/12	45,000
700,000	NY St HFA (Twr 31) Ser 2005 B (LIQ: FHLMC)	0.180	07/06/12	700,000
225,000	Pewaukee WI IDR (Schutzman/Leibl) Ser 1999 B (LOC: BMO Harris Bank NA)	0.550	07/06/12	225,000
1,515,000	Phoenix Realty IL Spl Account Rev (Hsg Brightons Mark) Ser 1999 (LOC: Northern Trust Company)	0.350	07/06/12	1,515,000
245,000	Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) Ser 2002 A-T (LIQ: FNMA)	0.190	07/06/12	245,000
550,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.350	07/06/12	550,000
315,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.310	07/06/12	315,000
500,000	Chatom AL IDB (PowerSouth Energy Coop) Ser 2008-A (SPA: National Rural Utilities Finance)	0.600	11/15/12	500,000
	Total Variable Rate Demand Notes			$20,410,000

23

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreement — 9.0%
$4,700,000	BMO Capital, 0.60%, dated 06/29/12, matures on 07/02/12, repurchase price $4,700,055 (collateralized by U.S. Treasury obligations, ranging in par value from $67,600-$1,644,000, 0.250%-6.750%, 03/31/14-08/15/26, total market value $4,770,045)	0.140	07/02/12	$4,700,000

	Total Investment Securities — 98.5%
	(Cost $51,210,319)			$51,210,319

	Other Assets in Excess of Liabilities — 1.5%			795,244

	Net Assets — 100.0%			$52,005,563

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	FNMA - Federal National Mortgage Association	LP - Limited Partnership
CCAO - County Commissioner's Association of Ohio	HFA - Housing Finance Authority/Agency	LIQ - Liquidity Agreement
CDA - Communities Development Authority	HFC - Housing Finance Commission	LTGO - Limited Tax General Obligation
CSD - City School District	IDA - Industrial Development Authority/Agency	MFH - Multi-Family Housing
COP - Certificates of Participation	IDB - Industrial Development Board	MTN - Medium Term Note
EDR - Economic Development Revenue	IDR - Industrial Development Revenue	PCR - Pollution Central Revenue
FHLB - Federal Home Loan Bank	LLC - Limited Liability Company	SPA - Stand-by Purchase Agreement
FHLMC - Federal Home Loan Mortgage Association	LOC - Letter of Credit	UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,100,338	$—	$13,100,338
Municipal Bonds	—	4,732,314	—	4,732,314
Repurchase Agreement	—	4,700,000	—	4,700,000
Time Deposit	—	800,000	—	800,000
U.S. Government Agency Obligations	—	7,467,667	—	7,467,667
Variable Rate Demand Notes	—	20,410,000	—	20,410,000
				$51,210,319

See accompanying notes to financial statements.

24

Portfolio of Investments

Touchstone Third Avenue Value Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.8%

Financials — 45.6%
Atrium European Real Estate Ltd.	78,924	$370,504
Bank of New York Mellon Corp.	81,758	1,794,588
Brookfield Asset Management, Inc.
(Canada) - Class A	39,237	1,298,745
Capital Southwest Corp.†	4,173	429,151
Cheung Kong Holdings Ltd.	136,000	1,679,097
Forest City Enterprises, Inc. - Class A*	60,500	883,300
Hang Lung Group Ltd.	136,000	840,912
Henderson Land Development Co. Ltd.	228,720	1,271,553
Investment Technology Group, Inc.*	48,523	446,412
Investor AB - Class A (Sweden)	107,000	1,970,177
KeyCorp	45,000	348,300
Leucadia National Corp.	14,715	312,988
Pargesa Holding SA	4,922	293,031
Westwood Holdings Group, Inc.	26,697	994,730
Wheelock & Co. Ltd.	320,000	1,215,942
White Mountains Insurance Group Ltd.	300	156,525
		14,305,955

Energy — 13.2%
Bristow Group, Inc.	30,030	1,221,320
Cenovus Energy, Inc. (Canada)	19,200	610,560
Devon Energy Corp.	1,330	77,127
Encana Corp. (Canada)†	31,545	657,082
Pioneer Drilling Co.*	113,359	903,471
Tidewater, Inc.	14,000	649,040
		4,118,600

Materials — 11.5%
Canfor Corp. (Canada)	58,800	701,141
Lanxess AG	10,700	677,146
POSCO ADR	20,300	1,632,932
Westlake Chemical Corp.†	11,186	584,580
		3,595,799

Information Technology — 10.5%
Applied Materials, Inc.	13,220	151,501
AVX Corp.	74,000	791,060
Broadridge Financial Solutions, Inc.	27,550	585,988
Electronics for Imaging, Inc.*	14,100	229,125
Lexmark International, Inc. - Class A	18,600	494,388
Sycamore Networks, Inc.*	26,176	380,076
Tellabs, Inc.	198,450	660,838
		3,292,976

Consumer Discretionary — 7.8%
American Eagle Outfitters, Inc.	15,170	299,304
Superior Industries International, Inc.	33,733	552,209
Toyota Industries Corp.	55,900	1,602,705
		2,454,218

Health Care — 1.6%
Sanofi	6,677	505,456

Industrials — 0.6%
Nexans SA	4,886	189,526
Total Common Stocks		$28,462,530

Investment Funds — 10.7%
Invesco Government & Agency
Portfolio**	465,398	465,398
Touchstone Institutional Money Market
Fund^	2,883,277	2,883,277
Total Investment Funds		$3,348,675

Total Investment Securities — 101.5%
(Cost $26,038,182)		$31,811,205

Liabilities in Excess of Other Assets — (1.5%)		(454,952)

Net Assets — 100.0%		$31,356,253

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $468,452.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$17,846,481	$10,616,049	$—	$28,462,530
Investment
Funds	3,348,675	—	—	3,348,675
				$31,811,205

See accompanying notes to financial statements.

25

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
27,030	iShares Barclays Aggregate Bond Fund	$3,008,439
35,680	iShares MSCI EAFE Index Fund	1,782,573
47,120	iShares S&P 500 Growth Index Fund	3,463,791
9,360	iShares S&P 500 Index Fund/US	1,279,980
41,840	iShares S&P 500 Value Index Fund	2,605,795
6,400	iShares S&P MidCap 400 Growth Index
	Fund	677,504
8,460	iShares S&P MidCap 400/BARRA Value
	Index Fund†	690,505
5,470	iShares S&P SmallCap 600 Value Index
	Fund	406,585
5,200	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	419,796
	Total Exchange Traded Funds	$14,334,968

	Investment Funds — 7.0%
872,419	Invesco Government & Agency
	Portfolio**	872,419
144,537	Touchstone Institutional Money
	Market Fund^	144,537
	Total Investment Funds	$1,016,956

	Total Investment Securities — 105.7%
	(Cost $14,608,060)	$15,351,924

	Liabilities in Excess of
	Other Assets — (5.7%)	(833,978)

	Net Assets — 100.0%	$14,517,946

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $880,831.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange
Traded
Funds	$14,334,968	—	—	$14,334,968
Investment
Funds	1,016,956	—	—	1,016,956
				$15,351,924

See accompanying notes to financial statements.

26

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
41,910	iShares Barclays 1-3 Year Treasury
	Bond Fund	$3,535,947
107,660	iShares Barclays Aggregate Bond Fund	11,982,557
25,870	iShares MSCI EAFE Index Fund	1,292,465
30,930	iShares S&P 500 Growth Index Fund	2,273,664
8,170	iShares S&P 500 Index Fund/US	1,117,248
29,270	iShares S&P 500 Value Index Fund	1,822,936
3,890	iShares S&P MidCap 400 Growth Index
	Fund†	411,795
5,150	iShares S&P MidCap 400/BARRA Value
	Index Fund†	420,343
2,620	iShares S&P SmallCap 600 Value Index
	Fund	194,745
2,490	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	201,018
	Total Exchange Traded Funds	$23,252,718

	Investment Funds — 3.2%
424,766	Invesco Government & Agency
	Portfolio**	424,766
323,736	Touchstone Institutional Money
	Market Fund^	323,736
	Total Investment Funds	$748,502

	Total Investment Securities — 101.9%
	(Cost $22,356,015)	$24,001,220

	Liabilities in Excess of
	Other Assets — (1.9%)	(442,347)

	Net Assets — 100.0%	$23,558,873

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $428,992.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange
Traded
Funds	$23,252,718	$—	$—	$23,252,718
Investment
Funds	748,502	—	—	748,502
				$24,001,220

See accompanying notes to financial statements.

27

Portfolio of Investments

Touchstone Enhanced ETF Fund – June 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 99.0%
2,920	iShares Barclays Aggregate Bond Fund	$324,995
5,960	iShares MSCI EAFE Index Fund	297,762
4,250	iShares S&P 500 Growth Index Fund	312,418
39,030	iShares S&P 500 Value Index Fund	2,430,788
2,830	iShares S&P MidCap 400 Growth Index
	Fund†	299,584
29,030	iShares S&P MidCap 400/BARRA Value
	Index Fund†	2,369,429
32,000	iShares S&P SmallCap 600 Value Index
	Fund	2,378,560
30,540	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	2,465,494
	Total Exchange Traded Funds	$10,879,030

	Investment Funds — 21.0%
2,174,393	Invesco Government & Agency
	Portfolio**	2,174,393
137,188	Touchstone Institutional Money
	Market Fund^	137,188
	Total Investment Funds	$2,311,581

	Total Investment Securities — 120.0%
	(Cost $13,480,594)	$13,190,611

	Liabilities in Excess of
	Other Assets — (20.0%)	(2,195,215)

	Net Assets — 100.0%	$10,995,396

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $847,971.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange
Traded
Funds	$10,879,030	$—	$—	$10,879,030
Investment
Funds	2,311,581	—	—	2,311,581
				$13,190,611

See accompanying notes to financial statements.

28

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2012 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
161,230	iShares Barclays Aggregate Bond Fund	$17,944,899
81,310	iShares MSCI EAFE Index Fund	4,062,248
104,810	iShares S&P 500 Growth Index Fund	7,704,583
18,400	iShares S&P 500 Index Fund/US	2,516,200
96,480	iShares S&P 500 Value Index Fund	6,008,774
15,090	iShares S&P MidCap 400 Growth Index
	Fund	1,597,427
19,940	iShares S&P MidCap 400/BARRA Value
	Index Fund†	1,627,503
10,530	iShares S&P SmallCap 600 Value Index
	Fund	782,695
9,960	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	804,071
	Total Exchange Traded Funds	$43,048,400

	Investment Funds — 3.4%
841,168	Invesco Government & Agency
	Portfolio**	841,168
627,306	Touchstone Institutional Money
	Market Fund^	627,306
	Total Investment Funds	$1,468,474

	Total Investment Securities — 102.1%
	(Cost $39,591,413)	$44,516,874

	Liabilities in Excess of
	Other Assets — (2.1%)	(923,905)

	Net Assets — 100.0%	$43,592,969

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $2,197,293.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange
Traded
Funds	$43,048,400	$—	$—	$43,048,400
Investment
Funds	1,468,474	—	—	1,468,474
				$44,516,874

See accompanying notes to financial statements.

29

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Touchstone
	Baron Small	Touchstone	Touchstone	Touchstone
	Cap Growth	Core Bond	High Yield	Large Cap Core
	Fund	Fund	Fund	Equity Fund

Assets
Investments, at cost	$11,720,508	$53,252,204	$28,419,166	$29,751,927
Affiliated securities, at market value	$96,613	$1,957,003	$18,853	$577,319
Non-affiliated securities, at market value	19,993,426	52,455,335	28,763,121	34,724,753
Investments, at value (A)	$20,090,039	$54,412,338	$28,781,974	$35,302,072
Cash	—	—	—	—
Dividends and interest receivable	13,041	387,681	516,251	61,328
Receivable for capital shares sold	3,893	305	896	3,155
Receivable for investments sold	—	2,748,641	—	—
Securities lending income receivable	5,121	72	399	642
Receivable from Investment Advisor	—	—	—	—
Tax reclaim receivable	—	—	—	—
Other assets	1,478	2,003	1,555	1,656
Total Assets	20,113,572	57,551,040	29,301,075	35,368,853

Liabilities
Bank overdrafts	—	—	—	—
Dividends payable	—	—	—	—
Payable for return of collateral for securities on loan	1,921,499	25,781	415,654	221,331
Payable for capital shares redeemed	43,423	48,308	3,855	72
Payable for investments purchased	28,196	3,383,653	—	—
Payable to Investment Advisor	15,172	24,351	11,678	18,313
Payable to other affiliates	22,742	30,689	35,146	37,348
Payable to Trustees	3,142	3,427	3,379	3,493
Payable for professional services	9,030	8,880	8,916	8,648
Other accrued expenses and liabilities	1,917	16,290	8,257	2,526
Total Liabilities	2,045,121	3,541,379	486,885	291,731

Net Assets	$18,068,451	$54,009,661	$28,814,190	$35,077,122
Net assets consist of:
Paid-in capital	$5,464,083	$48,959,832	$27,000,181	$43,646,515
Accumulated net investment income (loss)	(21,117)	2,432,449	3,066,331	781,951
Accumulated net realized gains (losses) on investments and
foreign currency	4,255,954	1,457,246	(1,615,130)	(14,901,489)
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	8,369,531	1,160,134	362,808	5,550,145
Net assets applicable to shares outstanding	$18,068,451	$54,009,661	$28,814,190	$35,077,122

Shares of beneficial interest outstanding (unlimited number of
shares authorized, no par value)	963,675	4,729,685	3,597,575	3,601,248
Net asset value, offering price and redemption price per share	$18.75	$11.42	$8.01	$9.74

(A) Includes market value of securities on loan of:	$1,941,126	$25,252	$402,295	$223,276

See accompanying notes to financial statements.

30

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Mid Cap	Money Market	Third Avenue	Aggressive ETF	Conservative	Enhanced ETF	Moderate ETF
Growth Fund	Fund	Value Fund	Fund	ETF Fund	Fund	Fund

$20,592,163	$51,210,319	$26,038,182	$14,608,060	$22,356,015	$13,480,594	$39,591,413
$786,723	$—	$2,883,277	$144,537	$323,736	$137,188	$627,306
21,404,618	51,210,319	28,927,928	15,207,387	23,677,484	13,053,423	43,889,568
$22,191,341	$51,210,319	$31,811,205	$15,351,924	$24,001,220	$13,190,611	$44,516,874
—	99,172	—	—	—	—	—
12,191	98,003	49,838	—	—	—	—
2,895	—	64,332	—	—	—	494
116,764	985,846	—	66,018	54,386	—	78,366
18	—	323	876	503	1,560	1,628
—	—	—	4,047	—	7,465	—
357	—	2,710	—	—	—	3,392
1,513	2,110	1,701	1,439	1,534	1,375	1,844
22,325,079	52,395,450	31,930,109	15,424,304	24,057,643	13,201,011	44,602,598

—	—	—	—	—	232	—
—	48	—	—	—	—	—
191,585	—	465,398	872,419	424,766	2,174,393	841,168
191	237,915	63	423	746	1,900	2,810
330,918	100,247	33,724	—	30,106	—	82,317
12,340	7,764	19,048	—	1,697	—	14,124
19,516	29,126	39,617	17,473	27,824	16,075	54,028
3,460	3,463	3,415	3,358	3,442	3,395	3,812
8,888	9,026	8,421	9,447	9,310	9,475	9,206
2,937	2,298	4,170	3,238	879	145	2,164
569,835	389,887	573,856	906,358	498,770	2,205,615	1,009,629

$21,755,244	$52,005,563	$31,356,253	$14,517,946	$23,558,873	$10,995,396	$43,592,969

$21,390,510	$52,006,501	$33,284,311	$13,760,229	$21,283,105	$19,224,529	$43,228,239
(61,394)	(48)	(1,335,250)	370,370	544,248	152,180	1,163,654

(1,173,050)	(890)	(6,365,270)	(356,517)	86,315	(8,091,330)	(5,724,776)
1,599,178	—	5,772,462	743,864	1,645,205	(289,983)	4,925,852
$21,755,244	$52,005,563	$31,356,253	$14,517,946	$23,558,873	$10,995,396	$43,592,969

1,645,694	51,995,936	2,006,387	1,357,939	1,931,927	1,357,986	3,474,072
$13.22	$1.00	$15.63	$10.69	$12.19	$8.10	$12.55

$198,828	$—	$468,452	$880,831	$428,992	$2,197,293	$847,971

31

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	Touchstone			Touchstone
	Baron Small	Touchstone	Touchstone	Large Cap
	Cap Growth	Core Bond	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$250	$1,312	$350	$441
Dividends from non-affiliated securities(A)	101,746	8,120	4,319	436,268
Interest	—	1,064,400	1,139,418	—
Income from securities loaned	26,709	355	1,512	2,746
Total Investment Income	128,705	1,074,187	1,145,599	439,455

Expenses
Investment advisory fees	101,492	146,335	74,786	116,542
Administration fees	19,332	53,213	29,914	35,859
Compliance fees and expenses	837	837	837	837
Custody fees	188	386	163	265
Professional fees	9,234	11,374	9,820	10,081
Transfer Agent fees	65	151	115	89
Pricing expense	1,384	17,134	8,453	1,100
Reports to Shareholders	1,805	2,345	1,483	2,591
Shareholder servicing fees	22,232	21,285	29,914	34,066
Trustee fees	3,619	3,967	3,927	4,060
Other expenses	1,181	1,575	1,258	1,355
Total Expenses	161,369	258,602	160,670	206,845
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(11,547)	—	(3,734)	(27,550)
Net Expenses	149,822	258,602	156,936	179,295

Net Investment Income (Loss)	(21,117)	815,585	988,663	260,160

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,042,551	(48,156)	141,810	1,553,710
Net realized loss on foreign currency	—	—	—	—
Net change in unrealized appreciation (depreciation) on
investments	280,705	811,555	392,471	318,421
Net change in unrealized depreciation on foreign currency
transactions	—	—	—	—

Net Realized and Unrealized Gain on Investments	1,323,256	763,399	534,281	1,872,131

Change in Net Assets Resulting from Operations	$1,302,139	$1,578,984	$1,522,944	$2,132,291

(A) Net of foreign tax withholding of:	$338	$—	$—	$5,985

(B) See Note 4 in Notes to Financial Statements.

See accompanying notes to financial statements.

32

Statements of Operations (Continued)

Touchstone	Touchstone	Touchstone		Touchstone
Mid Cap	Money	Third Avenue	Touchstone	Conservative	Touchstone	Touchstone
Growth	Market	Value	Aggressive ETF	ETF	Enhanced ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$287	$—	$1,936	$159	$280	$113	$466
74,816	—	431,110	172,414	226,439	101,979	492,905
—	89,115	—	—	—	—	—
199	—	13,371	7,493	6,625	10,416	12,226
75,302	89,115	446,417	180,066	233,344	112,508	505,597

81,366	39,344	133,508	33,664	46,568	23,418	90,027
21,698	43,621	33,377	16,832	23,284	11,709	45,014
837	837	837	837	837	837	837
167	405	2,864	104	146	634	533
9,965	9,823	10,629	8,967	9,128	8,737	9,964
446	106	114	68	61	69	58
987	1,779	1,571	270	198	234	133
1,545	1,790	2,369	1,865	1,972	1,392	1,533
16,273	54,644	38,924	21,040	29,105	14,636	51,766
3,984	3,821	3,950	3,896	4,001	3,954	4,299
1,222	1,652	1,419	1,153	1,268	1,099	1,510
138,490	157,822	229,562	88,696	116,568	66,719	205,674
(1,794)	(70,898)	(34,307)	(25,576)	(29,253)	(22,810)	(36,872)
136,696	86,924	195,255	63,120	87,315	43,909	168,802

(61,394)	2,191	251,162	116,946	146,029	68,599	336,795

1,110,259	—	959,269	752,335	708,502	1,542,223	788,686
—	—	(3,756)	—	—	—	—

1,406,558	—	1,147,306	292,353	(21,257)	(917,850)	1,097,550

—	—	(559)	—	—	—	(36)

2,516,817	—	2,102,260	1,044,688	687,245	624,373	1,886,200

$2,455,423	$2,191	$2,353,422	$1,161,634	$833,274	$692,972	$2,222,995

$273	$—	$33,497	$—	$—	$—	$—

33

Statements of Changes in Net Assets

	Touchstone		Touchstone		Touchstone
	Baron Small Cap		Core Bond		High Yield
	Growth Fund		Fund		Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income (loss)	$(21,117)	$(176,808)	$815,585	$1,552,106	$988,663	$2,080,916
Net realized gain (loss) on
investments	1,042,551	3,619,009	(48,156)	1,837,506	141,810	1,669,862
Net change in unrealized
appreciation (depreciation) on
investments	280,705	(2,689,719)	811,555	283,443	392,471	(2,092,332)
Change in Net Assets from
Operations	1,302,139	752,482	1,578,984	3,673,055	1,522,944	1,658,446
Distributions to Shareholders
from:
Net investment income	—	—	—	(1,448,950)	—	(2,427,279)
Net realized gains	—	—	—	(1,158,170)	—	—
Total Distributions	—	—	—	(2,607,120)	—	(2,427,279)

Share Transactions
Proceeds from shares sold	1,212,007	5,503,958	1,395,326	20,953,054	5,672,908	8,370,162
Reinvestment of distributions	—	—	—	2,607,120	—	2,427,279
Cost of shares redeemed	(4,178,872)	(11,104,063)	(3,473,507)	(10,525,655)	(5,572,658)	(15,389,451)
Change in Net Assets from
Share Transactions	(2,966,865)	(5,600,105)	(2,078,181)	13,034,519	100,250	(4,592,010)

Total Increase (Decrease) in
Net Assets	(1,664,726)	(4,847,623)	(499,197)	14,100,454	1,623,194	(5,360,843)

Net Assets
Beginning of period	19,733,177	24,580,800	54,508,858	40,408,404	27,190,996	32,551,839
End of period	$18,068,451	$19,733,177	$54,009,661	$54,508,858	$28,814,190	$27,190,996

Accumulated Net Investment
Income (Loss)	$(21,117)	$—	$2,432,449	$1,616,864	$3,066,331	$2,077,668

Share Transactions
Shares issued	66,861	318,816	123,488	1,849,688	722,133	1,024,340
Shares reinvested	—	—	—	233,202	—	320,222
Shares redeemed	(227,634)	(662,862)	(310,533)	(932,251)	(705,762)	(1,903,922)
Change in shares outstanding	(160,773)	(344,046)	(187,045)	1,150,639	16,371	(559,360)

See accompanying notes to financial statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Large Cap		Mid Cap Growth
Core Equity Fund		Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
June 30, 2012	December 31,	June 30, 2012	December 31,
(Unaudited)	2011	(Unaudited)	2011

$260,160	$523,537	$(61,394)	$(160,147)

1,553,710	2,253,119	1,110,259	2,990,749

318,421	(2,788,218)	1,406,558	(5,540,489)

2,132,291	(11,562)	2,455,423	(2,709,887)

—	(570,931)	—	(72,756)
—	—	—	—
—	(570,931)	—	(72,756)

4,111,766	6,604,252	3,031,506	3,010,829
—	570,931	—	72,756
(3,643,713)	(17,236,172)	(4,205,849)	(7,839,994)

468,053	(10,060,989)	(1,174,343)	(4,756,409)

2,600,344	(10,643,482)	1,281,080	(7,539,052)

32,476,778	43,120,260	20,474,164	28,013,216
$35,077,122	$32,476,778	$21,755,244	$20,474,164

$781,951	$521,791	$(61,394)	$—

422,144	706,102	231,142	223,176
—	62,125	—	6,130
(371,856)	(1,987,578)	(315,294)	(589,486)
50,288	(1,219,351)	(84,152)	(360,180)

35

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone		Touchstone
	Money Market		Third Avenue		Aggressive ETF
	Fund		Value Fund		Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income	$2,191	$5,608	$251,162	$228,624	$116,946	$256,951
Net realized gain (loss) on
investments and foreign
currency transactions	—	(590)	955,513	4,422,348	752,335	2,466,584
Net change in unrealized
appreciation (depreciation) on
investments and foreign
currency transactions	—	—	1,146,747	(11,062,054)	292,353	(2,413,231)
Change in Net Assets from
Operations	2,191	5,018	2,353,422	(6,411,082)	1,161,634	310,304

Distributions to Shareholders
from:
Net investment income	(2,191)	(5,608)	—	(840,849)	—	(254,769)
Net realized gains	—	(1,524)	—	—	—	—
Total Distributions	(2,191)	(7,132)	—	(840,849)	—	(254,769)

Share Transactions
Proceeds from shares sold	20,795,666	60,271,112	685,658	1,227,361	162,744	4,349,511
Reinvestment of distributions	2,191	2,409	—	840,849	—	254,769
Cost of shares redeemed	(19,320,328)	(66,774,904)	(4,444,187)	(14,632,572)	(4,716,210)	(6,091,501)
Change in Net Assets from
Share Transactions	1,477,529	(6,501,383)	(3,758,529)	(12,564,362)	(4,553,466)	(1,487,221)

Total Increase (Decrease) in
Net Assets	1,477,529	(6,503,497)	(1,405,107)	(19,816,293)	(3,391,832)	(1,431,686)
Net Assets
Beginning of period	50,528,034	57,031,531	32,761,360	52,577,653	17,909,778	19,341,464
End of period	$52,005,563	$50,528,034	$31,356,253	$32,761,360	$14,517,946	$17,909,778
Accumulated Net Investment
Income (Loss)	$(48)	$(48)	$(1,335,250)	$(1,586,412)	$370,370	$253,424

Share Transactions
Shares issued	20,795,666	60,271,112	42,722	74,258	15,470	433,536
Shares reinvested	2,191	2,409	—	57,711	—	25,225
Shares redeemed	(19,320,328)	(66,774,904)	(282,912)	(860,686)	(436,132)	(572,953)
Change in shares outstanding	1,477,529	(6,501,383)	(240,190)	(728,717)	(420,662)	(114,192)

See accompanying notes to financial statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Conservative ETF		Enhanced ETF		Moderate ETF
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2012	December 31,	June 30, 2012	December 31,	June 30, 2012	December 31,
(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011

$146,029	$409,303	$68,599	$85,961	$336,795	$843,807

708,502	1,215,892	1,542,223	464,463	788,686	443,087

(21,257)	(819,585)	(917,850)	(1,060,650)	1,097,514	(273,573)

833,274	805,610	692,972	(510,226)	2,222,995	1,013,321

—	(441,810)	—	(103,610)	—	(928,782)
—	—	—	—	—	—
—	(441,810)	—	(103,610)	—	(928,782)

2,175,836	4,130,005	41,763	624,805	682,731	2,533,306
—	441,810	—	103,610	—	928,782
(2,619,210)	(4,832,382)	(1,352,580)	(2,806,805)	(4,477,624)	(11,873,326)

(443,374)	(260,567)	(1,310,817)	(2,078,390)	(3,794,893)	(8,411,238)

389,900	103,233	(617,845)	(2,692,226)	(1,571,898)	(8,326,699)

23,168,973	23,065,740	11,613,241	14,305,467	45,164,867	53,491,566
$23,558,873	$23,168,973	$10,995,396	$11,613,241	$43,592,969	$45,164,867

$544,248	$398,219	$152,180	$83,581	$1,163,654	$826,859

179,898	349,551	5,197	77,804	55,223	207,738
—	37,473	—	13,491	—	77,463
(216,160)	(407,926)	(166,912)	(353,337)	(357,964)	(969,088)
(36,262)	(20,902)	(161,715)	(262,042)	(302,741)	(683,887)

37

Financial Highlights

Touchstone Baron Small Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$17.55		$16.74	$13.40	$10.08	$20.52	$22.86
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.15)	(0.06)	(0.08)	(0.07)	(0.16)
Net realized and unrealized gains (losses) on investments	1.22		0.96	3.40	3.40	(7.11)	0.87
Total from investment operations	1.20		0.81	3.34	3.32	(7.18)	0.71
Distributions from:
Realized capital gains	—		—	—	—	(3.26)	(3.05)
Net asset value at end of period	$18.75		$17.55	$16.74	$13.40	$10.08	$20.52
Total return(A)	6.84	%(B)	4.84%	24.93%	32.94%	(33.64%)	2.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,068		$19,733	$24,581	$20,329	$14,243	$26,216
Ratio to average net assets:
Net expenses	1.55	%(C)	1.55%	1.55%	1.55%	1.55%	1.49%
Gross expenses	1.67	%(C)	1.63%	1.62%	1.81%	1.84%	1.49%
Net investment loss	(0.22	%)(C)	(0.79%)	(0.43%)	(0.81%)	(0.51%)	(0.71%)
Portfolio turnover rate	6	%(B)	15%	18%	9%	7%	19%

Touchstone Core Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2012	Year Ended December 31,
(Unaudited)	2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.09	$10.73	$10.37	$9.49	$10.33	$10.24
Income (loss) from investment operations:
Net investment income	0.19	0.37	(D)	0.38	0.39	0.54	0.46
Net realized and unrealized gains (losses) on investments	0.14	0.53	0.40	1.02	(0.88)	0.10
Total from investment operations	0.33	0.90	0.78	1.41	(0.34)	0.56
Distributions from:
Net investment income	—	(0.30)	(0.42)	(0.48)	(0.50)	(0.47)
Realized capital gains	—	(0.24)	—	(0.05)	—	—
Total distributions	—	(0.54)	(0.42)	(0.53)	(0.50)	(0.47)
Net asset value at end of period	$11.42	$11.09	$10.73	$10.37	$9.49	$10.33
Total return(A)	2.98	%(B)	8.45%	7.57%	14.90%	(3.26%)	5.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$54,010	$54,509	$40,408	$38,586	$35,435	$39,647
Ratio to average net assets:
Net expenses	0.97	%(C)	0.93%	0.91%	1.00%	1.00%	0.75%
Gross expenses	0.97	%(C)	0.93%	0.91%	1.02%	1.03%	0.96%
Net investment income	3.07	%(C)	3.29%	3.50%	3.67%	4.75%	4.67%
Portfolio turnover rate	175	%(B)	419%	487%	422%	171%	283%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The net investment income per share is based on average shares outstanding for the period or year.

See accompanying notes to financial statements.

38

Financial Highlights (Continued)

Touchstone High Yield Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$7.59		$7.86	$7.64	$5.52	$7.94	$8.54
Income (loss) from investment operations:
Net investment income	0.27		0.74	0.72	0.67	0.21	0.87
Net realized and unrealized gains (losses) on investments	0.15		(0.26)	0.25	1.92	(2.14)	(0.72)
Total from investment operations	0.42		0.48	0.97	2.59	(1.93)	0.15
Distributions from:
Net investment income	—		(0.75)	(0.75)	(0.47)	(0.49)	(0.75)
Net asset value at end of period	$8.01		$7.59	$7.86	$7.64	$5.52	$7.94
Total return(A)	5.53	%(B)	6.08%	12.65%	46.90%	(24.31%)	1.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$28,814		$27,191	$32,552	$35,038	$29,081	$27,918
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.05%	1.05%	1.05%	0.80%
Gross expenses	1.07	%(C)	1.05%	1.05%	1.05%	1.15%	0.94%
Net investment income	6.61	%(C)	6.96%	7.57%	8.72%	8.01%	6.88%
Portfolio turnover rate	20	%(B)	55%	56%	61%	52%	62%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011		2010	2009	2008	2007
Net asset value at beginning of period	$9.15		$9.04		$8.20	$6.69	$11.22	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12	(D)	0.18	0.09	(0.05)	0.24
Net realized and unrealized gains (losses) on investments	0.52		0.15	(E)	0.82	1.52	(3.92)	0.35
Total from investment operations	0.59		0.27		1.00	1.61	(3.97)	0.59
Distributions from:
Net investment income	—		(0.16)		(0.16)	(0.10)	(0.07)	(0.25)
Realized capital gains	—		—		—	—	(0.49)	(0.11)
Total distributions	—		(0.16)		(0.16)	(0.10)	(0.56)	(0.36)
Net asset value at end of period	$9.74		$9.15		$9.04	$8.20	$6.69	$11.22
Total return(A)	6.45	%(B)	3.02%		12.20%	24.06%	(35.20%)	5.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,077		$32,477		$43,120	$63,316	$49,265	$25,362
Ratio to average net assets:
Net expenses	1.00	%(C)	1.00%		1.00%	1.00%	1.00%	0.75%
Gross expenses	1.15	%(C)	1.13%		1.04%	1.06%	1.10%	1.10%
Net investment income (loss)	1.45	%(C)	1.29%		1.07%	1.40%	(1.42%)	1.91%
Portfolio turnover rate	19	%(B)	33%		33%	38%	81%	124%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The net investment income per share is based on average shares outstanding for the period or year.

(E)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

39

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.84		$13.40	$11.04	$7.95	$18.55	$19.38
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	0.04	0.03	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	1.42		(1.43)	2.35	3.07	(7.54)	2.85
Total from investment operations	1.38		(1.52)	2.39	3.10	(7.52)	2.80
Distributions from:
Net investment income	—		(0.04)	(0.03)	(0.01)	—	—
Realized capital gains	—		—	—	—	(3.08)	(3.63)
Total distributions	—		(0.04)	(0.03)	(0.01)	(3.08)	(3.63)
Net asset value at end of period	$13.22		$11.84	$13.40	$11.04	$7.95	$18.55
Total return(A)	11.66	%(B)	(11.33%)	21.63%	38.99%	(39.70%)	14.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$21,755		$20,474	$28,013	$25,521	$20,713	$46,356
Ratio to average net assets:
Net expenses	1.26	%(C)	1.22%	1.17%	1.16%	1.16%	1.15%
Gross expenses	1.28	%(C)	1.25%	1.27%	1.40%	1.36%	1.17%
Net investment income (loss)	(0.57	%)(C)	(0.63%)	0.31%	0.26%	0.06%	(0.29%)
Portfolio turnover rate	34	%(B)	141%	60%	71%	73%	83%

Touchstone Money Market Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011		2010		2009		2008	2007
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income	—	(D)	—	(D)	—	(D)	0.01		0.03	0.05
Net realized gains on investments	—		(—	)(D)	—	(D)	—	(D)	—	—
Total from investment operations	—	(D)	—	(D)	—	(D)	0.01		0.03	0.05
Distributions from:
Net investment income	(—	)(D)	(—	)(D)	(—	)(D)	(0.01)		(0.03)	(0.05)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return(A)	0.01	%(B)	0.02%		0.19%		0.88%		2.99%	5.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,006		$50,528		$57,032		$79,749		$52,790	$44,988
Ratio to average net assets:
Net expenses	0.40	%(C)	0.36%		0.53%		0.71	%(E)	0.65%	0.28%
Gross expenses	0.73	%(C)	0.71%		0.65%		0.72%		0.65%	0.47%
Net investment income	0.01	%(B)	0.01%		0.02%		0.80%		2.94%	5.06%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Less than $0.005 per share.

(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.

See accompanying notes to financial statements.

40

Financial Highlights (Continued)

Touchstone Third Avenue Value Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2012	Year Ended December 31,
(Unaudited)	2011	2010	2009	2008	2007
Net asset value at beginning of period	$14.58	$17.67	$15.61	$12.93	$26.70	$29.24
Income (loss) from investment operations:
Net investment income	0.04	0.09	(A)	0.25	0.26	0.23	0.30
Net realized and unrealized gains (losses) on investments	1.01	(2.80)	2.90	3.78	(10.68)	(0.79)
Total from investment operations	1.05	(2.71)	3.15	4.04	(10.45)	(0.49)
Distributions from:
Net investment income	—	(0.38)	(1.09)	(0.29)	(0.31)	(0.20)
Realized capital gains	—	—	—	(1.07)	(3.01)	(1.85)
Total distributions	—	(0.38)	(1.09)	(1.36)	(3.32)	(2.05)
Net asset value at end of period	$15.63	$14.58	$17.67	$15.61	$12.93	$26.70
Total return(B)	7.20	%(C)	(15.31%)	20.20%	31.39%	(38.50%)	(1.79%)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,356	$32,761	$52,578	$53,505	$58,109	$120,717
Ratio to average net assets:
Net expenses	1.17	%(D)	1.17%	1.17%	1.13%	1.06%	1.05%
Gross expenses	1.38	%(D)	1.32%	1.87	%(E)	1.34%	1.34%	1.07%
Net investment income	1.51	%(D)	0.52%	0.93%	1.17%	1.08%	1.03%
Portfolio turnover rate	6	%(C)	4%	10%	4%	12%	18%

(A)	The net investment income per share is based on average shares outstanding for the period or year.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.

(D)	Annualized.

(E)	Absent PFIC Tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.

See accompanying notes to financial statements.

41

Financial Highlights (Continued)

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011		2010	2009	2008	2007
Net asset value at beginning of period	$$10.07		$10.22		$9.17	$7.80	$12.70	$12.65
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.16		0.14	(0.09)	0.26	0.40
Net realized and unrealized gains (losses) on investments	0.49		(0.16	)(A)	1.07	1.78	(4.00)	0.25
Total from investment operations	0.62		—		1.21	1.69	(3.74)	0.65
Distributions from:
Net investment income	—		(0.15)		(0.16)	(0.20)	(0.25)	(0.22)
Realized capital gains	—		—		—	(0.12)	(0.91)	(0.38)
Total distributions	—		(0.15)		(0.16)	(0.32)	(1.16)	(0.60)
Net asset value at end of period	$10.69		$10.07		$10.22	$9.17	$7.80	$12.70
Total return(B)	6.16	%(C)	(0.05%)		13.19%	21.72%	(29.12%)	5.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,518		$17,910		$19,341	$17,470	$7,361	$12,610
Ratio to average net assets:
Net expenses	0.75	%(D)	0.75%		0.75%	0.75%	0.75%	0.50%
Gross expenses	1.05	%(D)	1.04%		1.07%	1.21%	1.25%	0.90%
Net investment income (loss)	1.39	%(D)	1.50%		1.54%	(2.18%)	2.15%	1.86%
Portfolio turnover rate	9	%(C)	40%		44%	45%	20%	39%

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.77		$11.60	$10.90	$10.17	$11.92	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.22	0.24	(0.04)	0.53	0.35
Net realized and unrealized gains (losses) on investments	0.34		0.18	0.72	1.24	(1.67)	0.31
Total from investment operations	0.42		0.40	0.96	1.20	(1.14)	0.66
Distributions from:
Net investment income	—		(0.23)	(0.26)	(0.36)	(0.34)	(0.20)
Realized capital gains	—		—	—	(0.11)	(0.27)	(0.04)
Total distributions	—		(0.23)	(0.26)	(0.47)	(0.61)	(0.24)
Net asset value at end of period	$12.19		$11.77	$11.60	$10.90	$10.17	$11.92
Total return(B)	3.57	%(C)	3.44%	8.81%	11.79%	(9.49%)	5.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,559		$23,169	$23,066	$22,626	$10,835	$16,197
Ratio to average net assets:
Net expenses	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.50%
Gross expenses	1.00	%(D)	0.99%	1.00%	1.10%	1.14%	0.91%
Net investment income (loss)	1.25	%(D)	1.76%	1.95%	(2.61%)	3.10%	3.24%
Portfolio turnover rate	13	%(C)	28%	21%	40%	39%	23%

(A)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

See accompanying notes to financial statements.

42

Financial Highlights (Continued)

Touchstone Enhanced ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$7.64		$8.03	$7.34	$6.19	$13.88	$13.73
Income (loss) from investment operations:
Net investment income	0.06		0.07	0.09	0.17	0.13	0.21
Net realized and unrealized gains (losses) on investments	0.40		(0.39)	0.75	1.20	(4.69)	0.35
Total from investment operations	0.46		(0.32)	0.84	1.37	(4.56)	0.56
Distributions from:
Net investment income	—		(0.07)	(0.15)	(0.22)	(0.15)	(0.17)
Realized capital gains	—		—	—	—	(2.98)	(0.24)
Total distributions	—		(0.07)	(0.15)	(0.22)	(3.13)	(0.41)
Net asset value at end of period	$8.10		$7.64	$8.03	$7.34	$6.19	$13.88
Total return(A)	6.02	%(B)	(4.01%)	11.50%	22.17%	(31.40%)	4.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,995		$11,613	$14,305	$17,403	$19,557	$39,526
Ratio to average net assets:
Net expenses	0.75	%(C)	0.75%	0.75%	0.75%	0.75%	0.50%
Gross expenses	1.14	%(C)	1.12%	1.07%	1.14%	1.06%	0.75%
Net investment income	1.17	%(C)	0.65%	0.68%	1.50%	1.54%	1.13%
Portfolio turnover rate	58	%(B)	101%	121%	75%	78%	88%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.96		$11.99	$11.01	$9.67	$12.60	$12.21
Income (loss) from investment operations:
Net investment income	0.12		0.21	0.23	0.19	0.17	0.33
Net realized and unrealized gains (losses) on investments	0.47		0.01	1.01	1.50	(2.74)	0.31
Total from investment operations	0.59		0.22	1.24	1.69	(2.57)	0.64
Distributions from:
Net investment income	—		(0.25)	(0.26)	(0.35)	(0.21)	(0.16)
Realized capital gains	—		—	—	—	(0.15)	(0.09)
Total distributions	—		(0.25)	(0.26)	(0.35)	(0.36)	(0.25)
Net asset value at end of period	$12.55		$11.96	$11.99	$11.01	$9.67	$12.60
Total return(A)	4.93	%(B)	1.84%	11.25%	17.44%	(20.34%)	5.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$43,593		$45,165	$53,492	$52,504	$33,476	$29,017
Ratio to average net assets:
Net expenses	0.75	%(C)	0.75%	0.75%	0.75%	0.75%	0.50%
Gross expenses	0.91	%(C)	0.91%	0.89%	0.92%	0.94%	0.77%
Net investment income	1.50	%(C)	1.73%	1.79%	2.37%	2.85%	2.59%
Portfolio turnover rate	8	%(B)	17%	19%	24%	29%	12%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.

(C)	Annualized.

See accompanying notes to financial statements.

43

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of the following eleven funds, individually, a “Fund,” and collectively, the “Funds”:

Touchstone Baron Small Cap Growth Fund (“Baron Small Cap Growth Fund”)

Touchstone Core Bond Fund (“Core Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Touchstone Third Avenue Value Fund (“Third Avenue Value Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Enhanced ETF Fund (“Enhanced ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund (except the Third Avenue Value Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund is an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2012, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of The Western & Southern Financial Group (“Western-Southern”), and the majority of the outstanding shares of theTrust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost,

44

Notes to Financial Statements (Continued)

in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2012, there were no significant transfers between Levels 1, 2 and 3, except as noted below for Third Avenue Value Fund.

At June 30, 2012, the market value of Level 2 securities held by Third Avenue Value Fund was $10,616,049 or 33.4% of total investments. Foreign common stock was listed in Level 2 securities due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The fair value procedures were not applied at December 31, 2011, resulting in a transfer of the foreign common stock from Level 1 to Level 2. This transfer amounted to $9,762,988 or 30.7% of total investments of the Third Avenue Value Fund.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality, sector and/or security type.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

45

Notes to Financial Statements (Continued)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. generally accepted accounting principals (“GAAP”) more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net informantion about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 which requires reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. There were no Level 3 securities during the period.

Delayed delivery transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a

46

Notes to Financial Statements (Continued)

capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	fair value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended June 30, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the fair value of the securities loaned plus accrued interest. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$1,941,126	$1,921,499
Core Bond Fund	25,252	25,781
High Yield Fund	402,295	415,654
Large Cap Core Equity Fund	223,276	221,331
Mid Cap Growth Fund	198,828	191,585
Third Avenue Value Fund	468,452	465,398
Aggressive ETF Fund	880,831	872,419
Conservative ETF Fund	428,992	424,766
Enhanced ETF Fund	2,197,293	2,174,393
Moderate ETF Fund	847,971	841,168

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

47

Notes to Financial Statements (Continued)

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The net asset value per share is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund, except the Money Market Fund, declares and distributes net investment income, if any, annually as a dividend to shareholders. The Money Market Fund declares dividends daily and distributes dividends monthly. Any realized capital gains on sales of securities for each Fund, net of applicable capital loss carryforwards, are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2012:

	Baron Small
	Cap Growth	Core Bond	High Yield
	Fund	Fund	Fund
Purchases of investment securities	$1,179,959	$6,850,625	$7,151,499
Proceeds from sales and maturities	$3,247,580	$9,192,005	$5,730,606

	Large Cap	Mid Cap	Third Avenue
	Core Equity	Growth	Value
	Fund	Fund	Fund
Purchases of investment securities	$7,327,833	$7,249,802	$1,727,262
Proceeds from sales and maturities	$6,725,207	$8,814,333	$6,850,659

48

Notes to Financial Statements (Continued)

	Aggressive	Conservative	Enhanced	Moderate
	ETF Fund	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$1,517,138	$2,914,494	$6,759,313	$3,459,529
Proceeds from sales and maturities	$5,917,414	$3,200,509	$7,981,926	$6,881,597

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Baron Small Cap Growth Fund	1.05%
Core Bond Fund	0.55% on the first $100 million
0.50% of the next $100 million
0.45% of the next $100 million
0.40% of such assets in excess of $300 million
High Yield Fund	0.50% on the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million
0.35% of such assets in excess of $300 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% of the next $100 million
0.55% of the next $100 million
0.50% of such assets in excess of $300 million
Mid Cap Growth Fund*	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion
Money Market Fund	0.18%
Third Avenue Value Fund	0.80% on the first $100 million
0.75% of the next $100 million
0.70% of the next $100 million
0.65% of such assets in excess of $300 million
Aggressive ETF Fund	0.40% on the first $50 million
Conservative ETF Fund	0.38% of the next $50 million
Enhanced ETF Fund	0.36% of such assets in excess of $100 million
Moderate ETF Fund

* Prior to March 1, 2011, the fee for the Mid Cap Growth Fund was 0.80%.

The Advisor has entered into investment sub-advisory agreements with the following parties:

BAMCO, Inc	Todd/Verdus Asset Management, LLC
Baron Small Cap Growth Fund	Large Cap Core Equity Fund
Aggressive ETF Fund
Fort Washington Investment Advisors, Inc.*	Conservative ETF Fund
Core Bond Fund	Enhanced ETF Fund
High Yield Fund	Moderate ETF Fund
Money Market Fund

49

Notes to Financial Statements (Continued)

Third Avenue Management, LLC	Westfield Capital Management Company, L.P.
Third Avenue Value Fund	Mid Cap Growth Fund

*	Affiliate of the Advisor and Western-Southern

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

Fund

Baron Small Cap Growth Fund	1.55%
Core Bond Fund	1.00%
High Yield Fund	1.05%
Large Cap Core Equity Fund	1.00%
Mid Cap Growth Fund	1.26%
Money Market Fund	0.75%
Third Avenue Value Fund	1.17%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Enhanced ETF Fund	0.75%
Moderate ETF Fund	0.75%

These fee waivers and expense limitations will remain in effect until at least April 28, 2013. Under terms of the Expense Limitation Agreement, the Advisor is entitled to recoup, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Funds. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. For the six months ended June 30, 2012, there were no recoupments.

During the six months ended June 30, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Shareholder
	Servicing	Administration
Fund	Fees Waived	Fees Waived
Baron Small Cap Growth Fund	$—	$11,547
High Yield Fund	—	3,734
Large Cap Core Equity Fund	—	27,550
Mid Cap Growth Fund	—	1,794
Money Market Fund	27,277	43,621
Third Avenue Value Fund	930	33,377
Aggressive ETF Fund	8,744	16,832
Conservative ETF Fund	5,969	23,284
Enhanced ETF Fund	11,101	11,709
Moderate ETF Fund	—	36,872

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each

50

Notes to Financial Statements (Continued)

Fund. For its services, the Advisor receives an annual fee of 0.20% of the Trust’s aggregate net assets up to $1 billion, 0.16% of the next $1 billion of aggregate net assets and 0.12% on assets in excess of $2 billion.

Effective November 5, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November 5, 2011, JPMorgan Chase Bank, N.A. (“JPMorgan”)served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid out-of-pocket expenses incurred by JPMorgan, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust entered into a Shareholder Servicing Plan for each Fund of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

AFFILIATED INVESTMENTS

Each Fund, except the Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, subject to compliance with several conditions set forth in an exemptive order received by theTrust from the Securities and Exchange Commission. To the extent that the otherTouchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/11	Purchases	Sales	06/30/12	Dividends	06/30/12
Baron Small Cap Growth Fund	995,365	2,246,869	(3,145,621)	96,613	$250	$96,613
Core Bond Fund	1,017,462	30,520,506	(29,580,965)	1,957,003	1,312	1,957,003
High Yield Fund	263,209	8,372,802	(8,617,158)	18,853	350	18,853
Large Cap Core Equity Fund	460,371	8,184,141	(8,067,193)	577,319	441	577,319

51

Notes to Financial Statements (Continued)

	Share Activity
	Balance			Balance		Value
	12/31/11	Purchases	Sales	06/30/12	Dividends	06/30/12
Mid Cap Growth Fund	—	7,204,308	(6,417,585)	786,723	$287	786,723
Third Avenue Value Fund	1,377,156	6,311,328	(4,805,207)	2,883,277	1,936	2,833,277
Aggressive ETF Fund	355,850	1,798,468	(2,009,781)	144,537	159	144,537
Conservative ETF Fund	371,364	3,933,417	(3,981,045)	323,736	280	323,736
Enhanced ETF Fund	190,683	862,560	(916,055)	137,188	113	137,188
Moderate ETF Fund	726,842	3,870,636	(3,970,172)	627,306	466	627,306

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

The tax character of distributions paid for the years ended December 31, 2011 and December 31, 2010 was as follows:

	Baron Small Cap						Large Cap
	Growth Fund		Core Bond Fund		High Yield Fund		Core Equity Fund
	2011	2010	2011	2010	2011	2010	2011	2010
From ordinary income	$—	$—	$2,148,434	$1,536,204	$2,427,279	$2,820,992	$570,931	$751,349
From long-term capital gains	—	—	458,686	—	—	—	—	—

							Third Avenue
			Mid Cap Growth Fund		Money Markey Fund		Value Fund
			2011	2010	2011	2010	2011	2010
From ordinary income			$72,756	$57,209	$7,132	$114,337	$840,849	$3,062,305
From long-term capital gains			—	—	—	—	—	—
			$72,756	$57,209	$7,132	$114,337	$840,849	$3,062,305

	Aggressive		Conservative		Enhanced		Moderate
	ETF Fund		ETF Fund		ETF Fund		ETF Fund
	2011	2010	2011	2010	2011	2010	2011	2010
From ordinary income	$254,769	$296,598	$441,810	$504,733	$103,610	$269,871	$928,782	$1,128,367
From long-term capital gains	—	—	—	—	—	—	—	—
	$254,769	$296,598	$441,810	$504,733	$103,610	$269,871	$928,782	$1,128,367

The following information is computed on a tax basis for each item as of December 31, 2011:

	Baron Small			Large Cap
	Cap Growth	Core Bond	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$13,078,815	$53,960,749	$26,789,736	$29,713,648
Gross unrealized appreciation	8,342,428	1,533,807	710,126	5,954,043
Gross unrealized depreciation	(253,602)	(1,190,730)	(740,592)	(2,699,729)
Net unrealized appreciation (depreciation)	8,088,826	343,077	(30,466)	3,254,314
Accumulated capital and other losses	—	—	(1,750,878)	(14,432,854)
Post-October and Qualified Late-Year losses	(28,279)	—	(6,062)	(44,935)
Undistributed ordinary income	—	2,812,521	2,078,471	521,791
Undistributed capital gains	3,241,682	315,247	—	—
Accumulated earnings (deficit)	$11,302,229	$3,470,845	$291,065	$(10,701,684)

52

Notes to Financial Statements (Continued)

		Mid Cap	Money Market	Third Avenue
		Growth Fund	Fund	Value Fund
Tax cost of portfolio investments		$20,234,076	$50,577,947	$32,344,606
Gross unrealized appreciation		1,396,100	—	8,423,121
Gross unrealized depreciation		(1,367,441)	—	(5,181,183)
Net unrealized appreciation		28,659	—	3,241,938
Net unrealized appreciation (depreciation) on foreign
currency and translation of other assets and liabilities
denominated in foreign currency		$—	$—	$(2)
Accumulated capital and other losses		(1,565,491)	—	(7,320,783)
Post-October and Qualified Late-Year losses		(553,857)	(890)	(202,633)
Undistributed ordinary income		—	—	—
Accumulated deficit		$(2,090,689)	$(890)	$(4,281,480)

	Aggressive	Conservative	Enhanced	Moderate
	ETF Fund	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$20,368,281	$23,210,274	$13,289,175	$46,946,366
Gross unrealized appreciation	765,250	1,713,436	988,432	3,949,387
Gross unrealized depreciation	(1,143,054)	(1,052,158)	(433,385)	(3,586,161)
Net unrealized appreciation	(377,804)	661,278	555,047	363,226
Net unrealized appreciation (depreciation) on foreign
currency and translation of other assets and liabilities
denominated in foreign currency	—	—	—	427
Accumulated capital and other losses	(279,537)	—	(8,851,263)	(3,048,777)
Post-October and Qualified Late-Year losses	—	—	(709,470)	—
Undistributed ordinary income	253,424	398,219	83,581	826,859
Undistributed long-term capital gains	—	382,997	—	—
Accumulated earnings (deficit)	$(403,917)	$1,442,494	$(8,922,105)	$(1,858,265)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment companies and preferred securities.

To the extent that the Funds’ net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Funds not to distribute such gains. The Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) became effective for the Funds on January 1, 2011. The Act modernizes several of the federal income and excise tax provisions related to RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s Pre-Enactment capital loss carryovers may expire without being utilized due to the fact that Post-Enactment capital losses must be utilized before Pre-Enactment capital loss carryovers may be utilized. As of December 31, 2011 the Funds had no Post-Enactment capital loss carryforwards.

53

Notes to Financial Statements (Continued)

As of December 31, 2011, the Funds had the following Pre-Enactment capital loss carryforwards for federal income tax purposes:

	2015	2016	2017	2018	Total
High Yield Fund	$—	$—	$1,750,878	$—	$1,750,878
Large Cap Core Equity Fund	1,418,883	2,591,468	7,960,612	2,461,891	14,432,854
Mid Cap Growth Fund	—	—	1,565,491	—	1,565,491
Third Avenue Value Fund	—	—	7,320,783	—	7,320,783
Aggressive ETF Fund	—	—	—	279,537	279,537
Enhanced ETF Fund	—	1,859,064	6,992,199	—	8,851,263
Moderate ETF Fund	—	—	1,836,354	1,212,423	3,048,777

As of June 30, 2012, the federal tax cost and unrealized appreciation (depreciation) was as follows for the Funds:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$11,720,508	$8,489,480	$(119,949)	$8,369,531
Core Bond Fund	53,252,204	1,794,132	(633,998)	1,160,134
High Yield Fund	28,419,166	872,419	(509,611)	362,808
Large Cap Core Equity Fund	29,751,927	6,222,509	(672,364)	5,550,145
Mid Cap Growth Fund	20,592,163	2,380,380	(781,202)	1,599,178
Money Market Fund	51,210,319	—	—	—
Third Avenue Value Fund	26,038,182	9,024,304	(3,251,281)	5,773,023
Aggressive ETF Fund	14,608,060	881,405	(137,541)	743,864
Conservative ETF Fund	22,356,015	1,720,166	(74,961)	1,645,205
Enhanced ETF Fund	13,480,594	70,815	(360,798)	(289,983)
Moderate ETF Fund	39,591,413	4,925,461	—	4,925,461

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing

54

Notes to Financial Statements (Continued)

in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

55

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30, 2011 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

56

Other Items (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2012	2012	2012	2012*
Touchstone Baron Small Cap Growth Fund
Actual	1.55%	$1,000.00	$1,068.40	$7.97
Hypothetical	1.55%	$1,000.00	$1,017.16	$7.77
Touchstone Core Bond Fund
Actual	0.97%	$1,000.00	$1,029.80	$4.90
Hypothetical	0.97%	$1,000.00	$1,020.04	$4.87
Touchstone High Yield Fund
Actual	1.05%	$1,000.00	$1,055.30	$5.37
Hypothetical	1.05%	$1,000.00	$1,019.64	$5.27
Touchstone Large Cap Core Equity Fund
Actual	1.00%	$1,000.00	$1,064.50	$5.13
Hypothetical	1.00%	$1,000.00	$1,019.89	$5.02
Touchstone Mid Cap Growth Fund
Actual	1.26%	$1,000.00	$1,116.60	$6.63
Hypothetical	1.26%	$1,000.00	$1,018.60	$6.32
Touchstone Money Market Fund
Actual	0.40%	$1,000.00	$1,000.10	$1.99
Hypothetical	0.40%	$1,000.00	$1,022.87	$2.01
Touchstone Third Avenue Value Fund
Actual	1.17%	$1,000.00	$1,072.00	$6.03
Hypothetical	1.17%	$1,000.00	$1,019.05	$5.87
Touchstone Aggressive ETF Fund
Actual	0.75%	$1,000.00	$1,061.60	$3.84
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77
Touchstone Conservative ETF Fund
Actual	0.75%	$1,000.00	$1,035.70	$3.80
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77
Touchstone Enhanced ETF Fund
Actual	0.75%	$1,000.00	$1,060.20	$3.84
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77
Touchstone Moderate ETF Fund
Actual	0.75%	$1,000.00	$1,049.30	$3.82
Hypothetical	0.75%	$1,000.00	$1,021.13	$3.77

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

57

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

*	Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

58

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TSF-1006-TVST-SAR-1206

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/22/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/22/12

* Print the name and title of each signing officer under his or her signature.